Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MKTAY
Entity Registrant Name	MAKITA CORPORATION
Entity Central Index Key	0000202467
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	135,750,518

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 546,488	¥ 44,812,000	¥ 51,833,000
Time deposits	164,683	13,504,000	15,719,000
Short-term investments	306,402	25,125,000	33,555,000
Trade receivables- Notes	21,573	1,769,000	1,914,000
Trade receivables- Accounts	590,793	48,445,000	46,785,000
Less- Allowance for doubtful receivables	(9,183)	(753,000)	(935,000)
Inventories	1,580,134	129,571,000	110,595,000
Deferred income taxes	71,927	5,898,000	6,039,000
Prepaid expenses and other current assets	102,342	8,392,000	9,990,000
Total current assets	3,375,159	276,763,000	275,495,000
PROPERTY, PLANT AND EQUIPMENT, AT COST:
Land	249,976	20,498,000	20,065,000
Building and improvements	894,293	73,332,000	72,201,000
Machinery and equipment	920,243	75,460,000	73,195,000
Construction in progress	80,415	6,594,000	1,369,000
Sub total	2,144,927	175,884,000	166,830,000
Less- Accumulated depreciation and amortization	(1,196,903)	(98,146,000)	(94,792,000)
Total net property, plant and equipment	948,024	77,738,000	72,038,000
INVESTMENTS AND OTHER ASSETS:
Investments	233,585	19,154,000	17,069,000
Goodwill	8,793	721,000	721,000
Other intangible assets, net	55,061	4,515,000	4,595,000
Deferred income taxes	10,402	853,000	1,403,000
Other assets	42,830	3,512,000	1,186,000
Total investments and other assets	350,671	28,755,000	24,974,000
Total assets	4,673,854	383,256,000	372,507,000
CURRENT LIABILITIES:
Short-term borrowings	28,671	2,351,000	868,000
Trade notes and accounts payable	266,122	21,822,000	25,691,000
Other payables	52,598	4,313,000	4,386,000
Accrued expenses	77,000	6,314,000	6,125,000
Accrued payroll	95,159	7,803,000	7,543,000
Income taxes payable	64,549	5,293,000	4,317,000
Deferred income taxes	1,524	125,000	112,000
Other liabilities	69,475	5,697,000	7,183,000
Total current liabilities	655,098	53,718,000	56,225,000
LONG-TERM LIABILITIES:
Long-term indebtedness	146	12,000	19,000
Accrued retirement and termination benefits	36,915	3,027,000	3,128,000
Deferred income taxes	1,585	130,000	746,000
Other liabilities	31,597	2,591,000	2,711,000
Total long-term liabilities	70,243	5,760,000	6,604,000
Total liabilities	725,341	59,478,000	62,829,000
COMMITMENTS AND CONTINGENT LIABILITIES (Note 15)
MAKITA CORPORATION SHAREHOLDERS' EQUITY:
Common stock, authorized - 496,000,000 shares Issued and outstanding- 140,008,760 and 137,757,699 shares, respectively in 2011 Issued and outstanding- 140,008,760 and 135,750,518 shares, respectively in 2012	290,305	23,805,000	23,805,000
Additional paid-in capital	553,915	45,421,000	45,420,000
Legal reserve	69,134	5,669,000	5,669,000
Retained earnings	3,865,085	316,937,000	293,532,000
Accumulated other comprehensive loss	(720,317)	(59,066,000)	(54,824,000)
Treasury stock, at cost - 2,251,061 shares in 2011 - 4,258,242 shares in 2012	(140,402)	(11,513,000)	(6,453,000)
Total Makita Corporation shareholders' equity	3,917,720	321,253,000	307,149,000
NONCONTROLLING INTEREST	30,793	2,525,000	2,529,000
Total equity	3,948,513	323,778,000	309,678,000
Total liabilities and equity	$ 4,673,854	¥ 383,256,000	¥ 372,507,000

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, authorized	496,000,000	496,000,000
Common stock, issued	140,008,760	140,008,760
Common stock, outstanding	135,750,518	137,757,699
Treasury stock, shares	4,258,242	2,251,061

CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
NET SALES	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000
Cost of sales	2,201,720	180,541,000	167,851,000	149,938,000
GROSS PROFIT	1,404,512	115,170,000	104,779,000	95,885,000
Selling, general, administrative and others, net	812,853	66,654,000	62,870,000	65,495,000
OPERATING INCOME	591,659	48,516,000	41,909,000	30,390,000
OTHER INCOME (EXPENSE):
Interest and dividend income	18,183	1,491,000	1,313,000	881,000
Interest expense	(2,951)	(242,000)	(33,000)	(71,000)
Exchange gains (losses) on foreign currency transactions, net	(26,220)	(2,150,000)	(591,000)	2,044,000
Realized gains (losses) on securities, net	(7,951)	(652,000)	132,000	274,000
Total other income (expense), net	(18,939)	(1,553,000)	821,000	3,128,000
INCOME BEFORE INCOME TAXES	572,720	46,963,000	42,730,000	33,518,000
Provision for income taxes: Current	174,500	14,309,000	11,094,000	8,760,000
Provision for income taxes: Deferred	(1,646)	(135,000)	1,365,000	2,192,000
Total income tax expense	172,854	14,174,000	12,459,000	10,952,000
NET INCOME	399,866	32,789,000	30,271,000	22,566,000
Less-Net income attributable to the non-controlling interest	(3,561)	(292,000)	(366,000)	(308,000)
NET INCOME ATTRIBUTABLE TO MAKITA CORPORATION	$ 396,305	¥ 32,497,000	¥ 29,905,000	¥ 22,258,000
PER SHARE OF COMMON STOCK AND ADS:
Earnings per share: Basic	$ 2.89	¥ 236.8	¥ 217.1	¥ 161.6
Cash dividends per share paid for the year	$ 0.8	¥ 66	¥ 52	¥ 65

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Legal reserve USD ($)	Legal reserve JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Net income attributable to the non-controlling interest USD ($)	Net income attributable to the non-controlling interest JPY (¥)	Net income attributable to Makita Corporation USD ($)	Net income attributable to Makita Corporation JPY (¥)
Beginning Balance at Mar. 31, 2009		¥ 285,746,000,000		¥ 23,805,000,000		¥ 45,420,000,000		¥ 5,669,000,000		¥ 257,487,000,000		¥ (42,461,000,000)		¥ (6,435,000,000)		¥ 2,261,000,000
Purchases of treasury stock		(10,000,000)												(10,000,000)
Cash dividends		(9,152,000,000)								(8,955,000,000)						(197,000,000)
Capital transactions and other		181,000,000														181,000,000
Comprehensive income (loss)
Net income		22,566,000,000								22,258,000,000						308,000,000		22,258,000,000
Foreign currency translation adjustment		(3,018,000,000)										(2,931,000,000)				(87,000,000)		(2,931,000,000)
Unrealized holding gains (losses) on available-for-sale securities		2,430,000,000										2,430,000,000						2,430,000,000
Pension liability adjustment		930,000,000										930,000,000						930,000,000
Total comprehensive income		22,908,000,000														221,000,000		22,687,000,000
Ending Balance at Mar. 31, 2010		299,673,000,000		23,805,000,000		45,420,000,000		5,669,000,000		270,790,000,000		(42,032,000,000)		(6,445,000,000)		2,466,000,000
Purchases of treasury stock		(8,000,000)												(8,000,000)
Cash dividends		(7,299,000,000)								(7,163,000,000)						(136,000,000)
Comprehensive income (loss)
Net income		30,271,000,000								29,905,000,000						366,000,000		29,905,000,000
Foreign currency translation adjustment		(11,716,000,000)										(11,549,000,000)				(167,000,000)		(11,549,000,000)
Unrealized holding gains (losses) on available-for-sale securities		(838,000,000)										(838,000,000)						(838,000,000)
Pension liability adjustment		(405,000,000)										(405,000,000)						(405,000,000)
Total comprehensive income		17,312,000,000														199,000,000		17,113,000,000
Ending Balance at Mar. 31, 2011		309,678,000,000		23,805,000,000		45,420,000,000		5,669,000,000		293,532,000,000		(54,824,000,000)		(6,453,000,000)		2,529,000,000
Purchases of treasury stock		(5,059,000,000)				1,000,000								(5,060,000,000)
Cash dividends		(9,242,000,000)								(9,092,000,000)						(150,000,000)
Comprehensive income (loss)
Net income	399,866,000	32,789,000,000								32,497,000,000						292,000,000		32,497,000,000
Foreign currency translation adjustment		(4,952,000,000)										(4,806,000,000)				(146,000,000)		(4,806,000,000)
Unrealized holding gains (losses) on available-for-sale securities		487,000,000										487,000,000						487,000,000
Pension liability adjustment		77,000,000										77,000,000						77,000,000
Total comprehensive income	346,354,000	28,401,000,000													1,781,000	146,000,000	344,573,000	28,255,000,000
Ending Balance at Mar. 31, 2012	$ 3,948,513,000	¥ 323,778,000,000	$ 290,305,000	¥ 23,805,000,000	$ 553,915,000	¥ 45,421,000,000	$ 69,134,000	¥ 5,669,000,000	$ 3,865,085,000	¥ 316,937,000,000	$ (720,317,000)	¥ (59,066,000,000)	$ (140,402,000)	¥ (11,513,000,000)	$ 30,793,000	¥ 2,525,000,000

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 399,866	¥ 32,789,000	¥ 30,271,000	¥ 22,566,000
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	88,256	7,237,000	7,557,000	8,308,000
Deferred income tax expense (benefit)	(1,646)	(135,000)	1,365,000	2,192,000
Realized (gains) losses on securities, net	7,951	652,000	(132,000)	(274,000)
Losses (gains) on disposal or sales of property, plant and equipment, net	(2,183)	(179,000)	(219,000)	284,000
Bad debt expense	1,597	131,000	223,000	152,000
Inventory write-downs	23,927	1,962,000	709,000	195,000
Impairment of goodwill and long-lived assets	2,610	214,000	262,000	1,605,000
Changes in assets and liabilities-
Trade receivables	(41,829)	(3,430,000)	(5,249,000)	(181,000)
Inventories	(306,220)	(25,110,000)	(28,008,000)	20,543,000
Trade notes and accounts payable and accrued expenses	(43,342)	(3,554,000)	10,264,000	3,013,000
Income taxes payable	9,037	741,000	2,429,000	1,480,000
Accrued retirement and termination benefits	(15,061)	(1,235,000)	(1,167,000)	(1,615,000)
Other, net	(17,817)	(1,461,000)	1,312,000	(1,142,000)
Net cash provided by operating activities	105,146	8,622,000	19,617,000	57,126,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including interest capitalized	(164,402)	(13,481,000)	(9,742,000)	(10,837,000)
Purchases of available-for-sale securities	(17,963)	(1,473,000)	(2,677,000)	(4,996,000)
Purchases of held-to-maturity securities	(74,378)	(6,099,000)	(2,870,000)	(1,522,000)
Proceeds from sales of available-for-sale securities	164,719	13,507,000	1,156,000	1,967,000
Proceeds from maturities of available-for-sale securities	866	71,000	500,000	500,000
Proceeds from maturities of held-to-maturity securities	3,658	300,000	800,000	350,000
Proceeds from sales of property, plant and equipment	8,646	709,000	756,000	299,000
(Increase) decrease in time deposits, net	23,598	1,935,000	(7,274,000)	(3,375,000)
Other, net	378	31,000	17,000	(54,000)
Net cash used in investing activities	(54,878)	(4,500,000)	(19,334,000)	(17,668,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Decrease) increase in short-term borrowings, net	19,634	1,610,000	226,000	(7,000)
Purchase of treasury stock, net	(61,695)	(5,059,000)	(8,000)	(10,000)
Cash dividends paid	(110,878)	(9,092,000)	(7,163,000)	(8,955,000)
Other, net	(2,024)	(166,000)	(410,000)	(142,000)
Net cash used in financing activities	(154,963)	(12,707,000)	(7,355,000)	(9,114,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	19,073	1,564,000	(3,385,000)	(2,269,000)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(85,622)	(7,021,000)	(10,457,000)	28,075,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	632,110	51,833,000	62,290,000	34,215,000
CASH AND CASH EQUIVALENTS, END OF YEAR	546,488	44,812,000	51,833,000	62,290,000
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for interest, net of amount capitalized	2,415	198,000	49,000	58,000
Cash paid during the year for income taxes	$ 165,463	¥ 13,568,000	¥ 8,665,000	¥ 7,280,000

DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2012
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Makita Corporation (the “Company”) and its subsidiaries’ main products include drills, rotary hammers, demolition hammers, grinders and cordless impact drivers. The Company and its subsidiaries (collectively “Makita”) also manufacture and sell pneumatic tools and garden tools.

Domestic sales in Japan are made by the Company and domestic subsidiaries, while overseas sales are made almost entirely through sales subsidiaries and distributors under the Makita or Maktec brand name.

82.0% of consolidated net sales for the year ended March 31, 2012 were generated from customers outside Japan, with 41.7% from Europe, 12.7% from North America, 8.8% from Asia and 18.8% from other areas.

Makita’s manufacturing and assembly operations are conducted primarily at two plants in Japan and seven plants overseas, located in the United States, Germany, the United Kingdom, Brazil, China (two plants) and Romania.

In 2011, the Company established Makita Manufacturing (Thailand) Co, Ltd. The production is scheduled to start in FY 2013.

The March 11, 2011 earthquake and resulting tsunami caused no significant disruption to Makita’s business and no significant damage to the Makita’s owned facilities and assets. Damage losses, which were charged to cost and expenses, for the year ended March 31, 2011 approximated ¥ 6 million. The most significant cost incurred as a result of the event pertains to cash donation totaling ¥ 50 million made by Makita to certain organization to assist it with restoration and repair activities in the affected areas. No significant costs and expenses related to the March 11, 2011 earthquake and tsunami were incurred for the year ended March 31, 2012.

As described above, 41.7% of consolidated net sales for the year ended March 31, 2012 were generated from European customers. Although the effect of the European sovereign debt crisis was limited in FY2012, if the European sovereign debt crisis prolongs, it is reasonably possible that it could have further adverse effects in the near term on the level of new housing construction, demand for household renovations, public investment and private investments due to the tightening of credit because of fears of failure of financial institutions or further decrease in public spending because of the austerity budget, resulting in possible decrease in its operating results. Makita cannot predict whether, when, or the manner in which the economic conditions will change.

BASIS OF PRESENTING FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2012
BASIS OF PRESENTING FINANCIAL STATEMENTS	2. BASIS OF PRESENTING FINANCIAL STATEMENTS The accompanying consolidated financial statements are presented in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	12 Months Ended
Mar. 31, 2012
SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

3. SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, and all of its majority owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Makita did not have any consolidated variable interest entities for any of the periods presented herein.

(b) Foreign Currency Translation and Transactions

Overseas subsidiaries’ assets and liabilities denominated in their local foreign currencies are translated at the exchange rate in effect at each fiscal year-end and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The local currencies of the overseas subsidiaries are regarded as their functional currencies. The resulting currency translation adjustments are included in accumulated other comprehensive income (loss).

Gains and losses resulting from all foreign currency transactions, including foreign exchange contracts, and re-measurement of receivables and payables denominated in foreign currencies are included in other income (expenses).

(c) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and time deposits with original maturities of three months or less.

(d) Short-term Investments and Investments

Makita classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Makita does not hold any marketable or investment securities that are bought and held primarily for the purpose of sale in the near term.

Except for non-marketable equity securities, available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded as a separate component of accumulated other comprehensive income (loss), net of applicable income taxes. Non-marketable equity securities are carried at cost and reviewed periodically for impairment. Held-to-maturity securities are reported at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

A decline in fair value of any equity securities below the carrying amount that is deemed to be other-than-temporary results in a write-down of the carrying amount to the fair value as a new cost basis and the amount of the write-down is included in earnings.

For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirely are recognized in earnings.

Available-for-sale securities are periodically reviewed for other-than-temporary declines on criteria that include the length and magnitude of decline, the financial condition and prospects of the issuer, Makita’s intent and ability to retain the investment for a period of time to allow for recovery in market value and other relevant factors.

Held-to-maturity securities are periodically evaluated for possible impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer.

Makita classifies investments, which are available for current operations, in current assets. The other investments are classified as investments as a part of non-current investments and other assets in the consolidated balance sheets.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

(e) Allowance for Doubtful Receivables

Allowance for doubtful receivables represents the Makita’s best estimate of the amount of probable credit losses in its existing receivables. The allowance is determined based on, but is not limited to, historical collection experience adjusted for the effects of the current economic environment, assessment of inherent risks, aging and financial performance. Account balances are charged off against the allowance after all means of collection have been exhausted and the potentiality for recovery is considered remote.

(f) Inventories

Inventory costs include raw materials, labor and manufacturing overheads. Inventories are valued at the lower of cost or market price, with cost determined principally based on the average cost method. Makita estimates the obsolescence of inventory based on the difference between the cost of inventory and its estimated market value reflecting certain assumptions about anticipated future demand. The carrying amount of inventory is then reduced to account for such obsolescence. Once inventory items are written-down or written-off, such items are not written-up subsequently. All existing and anticipated modifications to product models are evaluated against on-hand inventories, and are adjusted for potential obsolescence.

(g) Property, Plant and Equipment and Depreciation and Amortization

Property, plant and equipment is stated at cost. For the Company, depreciation is computed principally by using the declining-balance method over the estimated useful lives. Most of the subsidiaries have adopted the straight-line method for computing depreciation. The depreciation period generally ranges from 10 years to 60 years for buildings and improvements and from 3 years to 20 years for machinery and equipment. The cost and accumulated depreciation and amortization applicable to assets retired are removed from the accounts and any resulting gain or loss is recognized. Betterments, renewals and repairs that extend the life of the assets are capitalized. Other maintenance and repair costs are expensed as incurred.

Depreciation and amortization expense for the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 7,756 million, ¥ 6,910 million and ¥ 6,534 million ($79,683 thousand), respectively, which included amortization of capitalized lease equipment.

Certain leased buildings, improvements, machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2012, was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Aggregate cost	¥238	¥188	$2,293
Accumulated amortization	187	159	1,939

(h) Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairments exists for the reporting unit and the management must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in the same manner to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Makita determines the fair value of its reporting units using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Makita performs its annual impairment review of goodwill every December 31, and when a triggering event occurs between annual impairment dates.

(i) Environmental Liabilities

Liabilities for environmental remediation and other environmental costs, if any, are accrued when environmental assessments or remedial efforts are probable to be required and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values unless the amount and timing of such payments are determinable.

(j) Research and Development Costs and Advertising Costs

Research and development costs, which are included in Selling, general, administrative and others, net in the consolidated statements of income, are expensed as incurred.

Advertising costs are also expensed as incurred.

(k) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in Selling, general, administrative and others, net in the consolidated statements of income.

(l) Income Taxes

Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years the temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that includes the enactment date.

Makita recognizes in its consolidated financial statements the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes.

(m) Product Warranties

A liability for the estimated product warranty related cost is established at the time revenue is recognized and is included in other liabilities and cost of sales. Estimates for accrued product warranty costs are primarily based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

(n) Pension Plans

Changes in the amount of either the projected benefit obligation or plan assets resulting from actual results different from that assumed and from changes in assumptions can result in gains and losses to be recognized in the consolidated financial statements in the future periods. Amortization of an unrecognized net gain or loss is included as a component of the net periodic benefit plan cost for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets. In such cases, the amount of amortization recognized is the excess divided by the average remaining service period of active employees expected to receive benefits under the plan.

Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. Subsequent changes in the funded status are recognized as a component of accumulated other comprehensive income (loss).

(o) Earnings per Share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average common shares outstanding during each year.

(p) Impairment of Long-lived Assets

Long-lived assets, such as property, plant and equipment, and certain intangible assets subject to amortization, are reviewed for impairment whenever events or charges in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flow. Any acquired intangible asset determined to have an indefinite useful life is not amortized, but instead is tested for impairment based on its fair value until its life would be determined to be no longer indefinite. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The fair value is determined by the projected discounted cash flows or other valuation techniques as appropriate. Assets to be disposed of, if any, are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(q) Derivative Financial Instruments

Makita recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and on the type of hedging relationship.

Makita employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options and currency swap agreements to manage its exposure to fluctuations in foreign currency exchange rates. Makita does not use derivatives for speculation or trading purpose. Changes in the fair value of derivatives are recorded each period in current earnings depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in earnings.

(r) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Makita has identified the following areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are accounting for sales incentives, volume-based rebates and cooperative advertising, determination of an allowance for doubtful receivables, impairment of long-lived assets, realizability of deferred income tax assets, the determination of unrealized losses on securities for which the decline in market value is considered to be other than temporary, the actuarial assumptions on retirement and termination benefit plans and valuation of inventories.

(s) Revenue Recognition

Makita recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the sales price is fixed or determinable and collectibility is reasonably assured.

Makita offers sales incentives to qualifying customers through various incentive programs. Sales incentives primarily involve volume-based rebates, cooperative advertising and cash discounts, and are accounted for in accordance with ASC 605-50 “Customer’s Payments and Incentives.”

Volume-based rebates are provided to customers only if customers attain a pre-determined cumulative level of revenue transactions within a specified period of one year or less. Liabilities for volume-based rebates are recognized with a corresponding reduction of revenue for the expected sales incentive at the time the related revenue is recognized, and are based on the estimation of sales volume reflecting the historical performance of individual customers.

Cooperative advertising programs are provided to certain customers as a contribution to or as sponsored funds for advertisements.

Under cooperative advertising programs, Makita does not receive an identifiable benefit sufficiently separable from its customers. Accordingly, cooperative advertisings are also recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future advertising to be taken.

Cash discounts are provided as a certain percentage of the invoice price as predetermined by spot contracts or based on contractually agreed upon amounts with customers. Cash discounts are recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future discounts to be taken. Estimates of expected cash discounts are evaluated and adjusted periodically based on actual sales transactions and historical trend.

When repairs are made and charged to customers, the revenue from this source is recognized when the repairs have been completed and the item is shipped to the customer.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(t) New Accounting Standards Adopted

Effective January 1, 2012, Makita adopted the provisions of ASU2011-04 (Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs). This amendment is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Amendment changes some fair value measurement principles and enhances the disclosure requirements. The adoption of ASU2011-04 did not have a material impact on our consolidated results of operation and financial conditions.

(u) New Accounting Standards Not yet Adopted

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public companies. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.

The updated guidance will result in a change in the presentation of Makita’s consolidated financial statements beginning in the first quarter of FY 2013. Management has not yet decided which method of presentation will be used when Makita adopts this ASU.

TRANSLATION OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2012
TRANSLATION OF FINANCIAL STATEMENTS

4. TRANSLATION OF FINANCIAL STATEMENTS

Solely for the convenience of readers, the accompanying consolidated financial statement amounts as of and for the year ended March 31, 2012, are also presented in U.S. dollars by arithmetically translating all yen amounts using the approximate prevailing exchange rate at the Federal Reserve Bank of New York of ¥ 82 to US $ 1 at March 31, 2012. This translation should not be construed as a representation that the amounts shown could be or could have been converted into U.S. dollars at the rate indicated.

INVENTORIES	12 Months Ended
Mar. 31, 2012
INVENTORIES

5. INVENTORIES

Inventories as of March 31, 2011 and 2012 comprised the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Finished goods	¥91,059	¥108,875	$1,327,744
Work in process	2,551	2,266	27,634
Raw materials	16,985	18,430	224,756

Total	¥110,595	¥129,571	$1,580,134

Inventory write-downs, which are charged to cost of sales, amounted to ¥ 195 million, ¥ 709 million, and ¥ 1,962 million ($ 23,927 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. Inventory write-downs for the year ended March 31, 2011 include ¥ 3 million ($ 36 thousand) of damaged inventory caused by the March 11, 2011 earthquake and resulting tsunami in Japan.

IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Mar. 31, 2012
IMPAIRMENT OF LONG-LIVED ASSETS

6. IMPAIRMENT OF LONG-LIVED ASSETS

Makita recognized an impairment loss of ¥ 354 million for the year ended March 31, 2010 on long-lived assets related to the gardening tools asset group within the Japan operating segment.

Management assessed that impairment was caused by the economic downturn in Japan backdropped by the global recession, and the resulted un-suitable operations of its gardening tool unit for the year while it tried to minimize its operation losses.

The impairment losses were included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the assets by the cost approach method and by the market approach method with the assistance of an independent third party appraiser. During the fourth quarter, management determined that certain planned initiatives related to a manufacturing facility would not produce the planned results. As a result, management revised its projections of future cash flows and recorded an impairment loss to write down the impacted assets to their estimated fair values.

Makita recognized an impairment loss of ¥ 262 million for the year ended March 31, 2011 on certain unused assets of machinery and equipments related to the gardening tools asset group within the Europe operating segment. The impairment losses were included in selling, general, administrative and others, net in the consolidated statements of income. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets.

Management determined that no impairment of long-lived assets occurred as a result of the March 11, 2011 earthquake and resulting tsunami in Japan.

Makita recognized an impairment loss of ¥ 214 million ($2,610 thousand) for the year ended March 31, 2012 on long-lived assets related to the gardening tools asset group within the Japan operating segment.

Management assessed that the impairment losses mainly consisted of the decrease in the fair value of the land for the plant, which was triggered by the continued unfavorable operating results of that asset group.

The impairment losses were included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the land for the plant by the market approach method and that of the other long-lived assets by the cost approach method and the income approach method with the assistance of an independent third party appraiser.

SHORT-TERM INVESTMENTS AND INVESTMENTS	12 Months Ended
Mar. 31, 2012
SHORT-TERM INVESTMENTS AND INVESTMENTS

7. SHORT-TERM INVESTMENTS AND INVESTMENTS

Short-term investments and investments consisted of available-for-sale securities and held-to-maturity securities and non-marketable equity securities (carried at cost).

The cost, gross unrealized holding gains and losses, fair value and carrying amount for such securities by major security type as of March 31, 2011 and 2012, were as follows:

	Yen in millions
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥588	¥3	¥-	¥591	¥591
Investments in trusts	4,990	260	55	5,195	5,195
MMF and FFF	26,720	-	-	26,720	26,720
Marketable equity securities	671	277	-	948	948

Sub total	32,969	540	55	33,454	33,454
Held-to-maturity:
Corporate debt securities	101	-	-	101	101

Total Short-term investments	33,070	540	55	33,555	33,555

Investments:
Available-for-sale:
Marketable equity securities	7,486	4,552	238	11,800	11,800
Held-to-maturity:
Corporate debt securities	3,964	1	43	3,922	3,964
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	706	1	-	707	706

Sub total	4,870	3	43	4,830	4,870

Total Investments	¥12,356	¥4,555	¥281	¥16,630	¥16,670

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 399 million.

	Yen in millions
As of March 31, 2012	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥589	¥2	¥-	¥591	¥591
Investments in trusts	6,074	451	13	6,512	6,512
MMF and FFF	13,336	-	-	13,336	13,336
Marketable equity securities	606	262	-	868	868

Sub total	20,605	715	13	21,307	21,307
Held-to-maturity:
Corporate debt securities	3,517	1	3	3,515	3,517
Public debt securities (except Government debt securities)	301	-	1	300	301
Sub total	3,818	1	4	3,815	3,818

Total Short-term investments	24,423	716	17	25,122	25,125

Investments:
Available-for-sale:
Marketable equity securities	7,173	4,704	-	11,877	11,877
Held-to-maturity:
Corporate debt securities	6,086	10	18	6,078	6,086
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	604	4	-	608	604

Sub total	6,890	15	18	6,887	6,890

Total Investments	¥14,063	¥4,719	¥18	¥18,764	¥18,767

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 387 million .

	U.S. Dollars in thousands
As of March 31, 2012	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	$7,183	$24	$-	$7,207	$7,207
Investments in trusts	74,073	5,500	158	79,415	79,415
MMF and FFF	162,634	-	-	162,634	162,634
Marketable equity securities	7,390	3,195	-	10,585	10,585

Sub total	251,280	8,719	158	259,841	259,841
Held-to-maturity:
Corporate debt securities	42,890	12	37	42,865	42,890
Public debt securities (except Government debt securities)	3,671	-	12	3,659	3,671
Sub total	46,561	12	49	46,524	46,561

Total Short-term investments	297,841	8,731	207	306,365	306,402

Investments:
Available-for-sale:
Marketable equity securities	87,476	57,365	-	144,841	144,841
Held-to-maturity:
Corporate debt securities	74,220	122	220	74,122	74,220
Government debt securities	2,439	12	-	2,451	2,439
Public debt securities (except Government debt securities)	7,366	49	-	7,415	7,366

Sub total	84,025	183	220	83,988	84,025

Total Investments	$171,501	$57,548	$220	$228,829	$228,866

In addition to above investments, non-marketable equity securities (carried at cost) amounted to $ 4,719 thousand.

Investments in trusts represent funds deposited with trust banks in multiple investor accounts and managed by the fund managers of the trust banks. As of March 31, 2011 and 2012, each fund mainly consisted of marketable equity securities and interest-bearing bonds.

Investments to non-marketable equity securities are accounted for under cost method. Investments with an aggregate cost of ¥399 million and ¥387 million ($4,719 thousand) were not evaluated for impairment at March 31, 2011 and 2012, respectively, because Makita did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

The following table shows the gross unrealized holding losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012.

The gross unrealized loss position of available-for-sale securities has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. Makita has not held unrealized losses for twelve months or more at March 31, 2011 and 2012 with respect to available-for-sale securities.

The securities that are held to maturity each have a strong credit rating and Makita has both the intent and ability to hold such investments to maturity; therefore, Makita believes that it will not realize any losses on the held-to-maturity securities.

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥1,669	¥55	¥-	¥-
Held-to-maturity:
Corporate debt securities	101	-	-	-
Investments:
Available-for-sale:
Marketable equity securities	2,237	238	-	-
Held-to-maturity:
Corporate debt securities	2,442	6	563	37
Public debt securities (except Government debt securities)	303	-	-	-

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2012	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Corporate debt securities	¥490	¥-	¥-	¥-
Investment in trusts	341	13	-	-
Held-to-maturity:
Corporate debt securities	1,704	3	100	-
Public debt securities (except Government debt securities)	199	1	-	-
Investments:
Held-to-maturity:
Corporate debt securities	2,127	7	588	11

	U.S. Dollars in thousands
	Less than 12 months		12 months or more
As of March 31, 2012	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Corporate debt securities	$5,976	$-	$-	$-
Investment in trusts	4,159	158	-	-
Held-to-maturity:
Corporate debt securities	20,780	37	1,220	-
Public debt securities (except Government debt securities)	2,427	12	-	-

Investments:
Held-to-maturity:
Corporate debt securities	25,939	86	7,171	134

Maturities of debt securities classified as available-for-sale and held-to-maturity as of March 31, 2012, regardless of their balance sheet classification, were as follows:

Maturities of debt securities based on Cost as of March 31, 2012

	Yen in millions
	Available -for-sale	Held-to -maturity	Total
Due within one year	¥-	¥3,818	¥3,818
Due after one to five year	589	6,290	6,879
Due after five to ten year	-	600	600
Due after ten year	-	-	-

Total	¥589	¥10,708	¥11,297

Maturities of debt securities based on fair value as of March 31, 2012

	Yen in millions
	Available -for-sale	Held-to -maturity	Total
Due within one year	¥-	¥3,815	¥3,815
Due after one to five year	591	6,298	6,889
Due after five to ten year	-	589	589
Due after ten year	-	-	-

Total	¥591	¥10,702	¥11,293

Gross realized gains on sales of short-term investments and investments for the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 502 million and ¥ 331 million and ¥ 14 million ($ 171 thousand), respectively.

Gross realized losses, which included the gross realized losses considered as other than temporary, during the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 228 million, ¥ 199 million and ¥ 666 million ($ 8,122 thousand), respectively. The cost of the securities sold was computed based on the average cost of all the shares of each such security held at the time of sale. Gross unrealized losses on short-term investments and investments of which declines in market value are considered to be other than temporary were charged to earnings as realized losses on securities, amounting to ¥ 228 million, ¥ 199 million and ¥ 666 million ($ 8,122 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

Proceeds from the sales and maturities of available-for-sale securities were ¥ 2,467 million, ¥ 1,656 million and ¥ 13,578 million ($ 165,585 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. Proceeds from maturities of the held-to-maturity securities were ¥ 350 million, ¥ 800 million and ¥ 300 million ($ 3,658 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

8. GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Intangible assets developed or acquired during the year ended March 31, 2012 totaled ¥ 698 million ($ 8,512 thousand), which are subject to amortization and primarily consist of software. The weighted average amortization period for software, other and total is approximately 5 years, 4 years and 5 years, respectively.

The components of intangible assets subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intellectual property rights	¥2,879	¥368	¥2,879	¥579	$35,110	$7,061
Software	3,040	2,044	3,400	2,251	41,463	27,451
Other	1,403	412	1,487	477	18,134	5,817

Total	¥7,322	¥2,824	¥7,766	¥3,307	$94,707	$40,329

Aggregate amortization expense for the years ended March 31, 2010, 2011 and 2012 was ¥ 552 million, ¥ 647 million and ¥ 703 million ($ 8,573 thousand), respectively. Estimated amortization expense for intangible assets currently held for the next five years ending March 31 is ¥ 641 million in 2013, ¥ 581 million in 2014, ¥ 509 million in 2015, ¥ 480 million in 2016, and ¥ 305 million in 2017.

Intangible assets not subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Gross carrying amount	¥97	¥56	$683

The changes in the carrying amount of goodwill at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Beginning balance	¥721	¥721	$8,793
Impairment	-	-	-
Other	-	-	-

Ending balance	¥721	¥721	$8,793

The above goodwill was included in the Japan operating segment.

Makita recognized a goodwill impairment loss for the year ended March 31, 2010 of ¥ 1,251 million, which was included in the results of the Japan operating segment. Management determined that no impairment of goodwill occurred at the Makita’s Japan operating segment as a result of the March 11, 2011 earthquake and resulting tsunami in Japan.

This impairment loss was included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the reporting unit based on weighted average value estimated by the income approach method and by the market approach method.

INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES

9. INCOME TAXES

Income before income taxes and the provision for income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Income before income taxes:
Domestic	¥3,301	¥9,963	¥14,489	$176,695
Foreign	30,217	32,767	32,474	396,025

Total	33,518	42,730	46,963	572,720
Provision for income taxes:
Current - Domestic	1,647	2,369	4,920	60,000
- Foreign	7,113	8,725	9,389	114,500

Sub total	8,760	11,094	14,309	174,500
Deferred - Domestic	1,838	542	193	2,354
- Foreign	354	823	(328)	(4,000)

Sub total	2,192	1,365	(135)	(1,646)

Total provision for income taxes	¥10,952	¥12,459	¥14,174	$172,854

Total income taxes were allocated as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Net income	¥10,952	¥12,459	¥14,174	$172,854
Other comprehensive income (loss):
Foreign currency translation adjustment	5	(21)	(49)	(597)
Unrealized holding gains (losses) on available-for-sale securities	1,639	(566)	120	1,463
Pension liability adjustment	673	(288)	62	756

Total income taxes	¥13,269	¥11,584	¥14,307	$174,476

The Company and its domestic subsidiaries are subject to a National Corporate tax of 30.0%, an Inhabitant tax of approximately 5.6% and a deductible Enterprise tax of approximately 7.9%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.3% for the years ended March 31, 2010, 2011 and 2012.

Amendments to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from approximately 40.3% to 37.7% effective from the year beginning April 1, 2012, and to approximately 35.4% effective from the year beginning April 1, 2015 thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from April 1, 2012 to March 31, 2015 is approximately 37.7% and for periods beginning April 1, 2015 the rate is approximately 35.4%. The adjustments of deferred tax assets and liabilities for this change in the tax rate amounted to ¥507 million and have been charged to income tax expense in the consolidated statement of income for the year ended March 31, 2012.

A reconciliation of the combined statutory income tax rates to the effective income tax rates was as follows:

	Year ended March, 31
	2010	2011	2012
Combined statutory income tax rate in Japan	40.3%	40.3%	40.3%
Non-deductible expenses	0.7	0.5	0.7
Non-taxable dividends received	(0.1)	(0.1)	(0.1)
Change in valuation allowance	5.0	(0.9)	(2.2)
Tax sparing impact	(0.7)	(0.9)	(1.0)
Effect of the foreign tax rate differential	(14.2)	(11.5)	(9.5)
Other, net	1.7	1.8	2.0

Effective income tax rate	32.7%	29.2%	30.2%

For the year ended March 31, 2010, an effect of the foreign tax rate differential of ¥ 4,763 million was recorded, which was attributable to proportionately higher profits in the overseas subsidiaries compared to those in the Company and domestic subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2010 was 32.7%, a decrease of 7.6% as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2011, an effect of the foreign tax rate differential of ¥ 4,904 million was recorded, which was attributable to proportionately higher profits in the Company and domestic subsidiaries compared to those in the overseas subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2011 was 29.2%, a decrease of 11.1% as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2012, an effect of the foreign tax rate differential of ¥ 4,460 million ($54,390 thousand) was recorded, which was attributable to proportionately higher profits in the Company and domestic subsidiaries compared to those in the overseas subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2012 was 30.2%, a decrease of 10.1% as compared with the statutory income tax rate of 40.3%. The decrease of the valuation allowance for deferred income tax assets mainly related to change in the assessment of the ability to realize the deferred tax assets of a certain wholly owned subsidiary since the merger of the subsidiary in to the Company was deemed prudent during the year ended March 31, 2012.

According to the provisions of the tax treaties which have been concluded between Japan and 7 countries, Japanese corporations can claim a tax credit against Japanese income taxes on income earned in one of those 7 countries, even though that income is exempted from income taxes or is reduced by special tax incentive measures in those countries, as if no special exemption or reduction were provided. The Company applied such “tax sparing” mainly to China with the indicated tax reduction effect. The effect of the “tax sparing” resulted in a decrease of tax expense by ¥232 million or 0.7% and ¥367 million or 0.9% and ¥482 million ($5,878 thousand) or 1.0% for the years ended March 31, 2001, 2011 and 2012, respectively.

The significant components of deferred income tax expense attributable to income before income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Deferred tax expense (benefit) (exclusive of the effects of other components below)	¥1,172	¥1,499	¥766	$9,342
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	1,020	(134)	(901)	(10,988)

	¥2,192	¥1,365	¥(135)	$(1,646)

Significant components of deferred income tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income tax assets:
Marketable securities and investment securities	¥2,407	¥2,417	$29,476
Accrued retirement and termination benefits	1,151	724	8,829
Accrued expenses	929	888	10,829
Inventories	1,584	1,755	21,402
Property, plant and equipment	1,898	1,682	20,512
Accrued payroll	1,642	1,731	21,110
Net operating loss carryforwards	742	666	8,122
Other	1,631	1,052	12,830

Total gross deferred income tax assets	11,984	10,915	133,110
Valuation allowance	(1,640)	(557)	(6,793)

Sub total	¥10,344	¥10,358	$126,317
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	¥(371)	¥(364)	$(4,439)
Accrued retirement and termination benefits	-	(321)	(3,915)
Unrealized gain on available-for-sale securities	(1,935)	(2,012)	(24,537)
Property, plant and equipment	(1,445)	(1,163)	(14,183)
Other	(9)	(2)	(23)

Total gross deferred income tax liabilities	(3,760)	(3,862)	(47,097)

Net deferred income tax assets	¥6,584	¥6,496	$79,220

Net deferred income taxes are recorded in the consolidated balance sheets as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income taxes:
Current assets	¥6,039	¥5,898	$71,927
Investments and other assets	1,403	853	10,402
Current liabilities	(112)	(125)	(1,524)
Long-term liabilities	(746)	(130)	(1,585)

Total	¥6,584	¥6,496	$79,220

In assessing the realizability of deferred income tax assets, Makita considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating loss carryforwards are utilizable. Makita considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, Makita believes it is more likely than not that the benefits of these deductible differences and net operating loss carryforwards, net of the existing valuation allowance, will be realized. The actual amount of the deferred income tax assets realizable, however, would be reduced if estimates of future taxable income during the carryforward period are not achieved. Makita has recorded a valuation allowance of ¥ 557 million ($ 6,793 thousand) as of March 31, 2012 against certain deferred income tax assets primarily associated with net operating loss carryforwards.

As of March 31, 2012, certain subsidiaries had net operating loss carryforwards for income tax purposes of ¥ 3,180 million ($ 38,780 thousand) which are available to offset future taxable income, if any. The net operating losses will expire as follows:

	Yen in millions	U.S. Dollars in thousands
Within 5 years	¥150	$1,829
6 to 20 years	1,961	23,915
Indefinite	1,069	13,036

Total	¥3,180	$38,780

As of March 31, 2012, Makita had foreign tax credit carryforwards for income tax purposes of ¥ 143 million ($ 1,744 thousand) which are available to reduce future income taxes payable, if any. The foreign tax credit carryforwards will expire within 1 year.

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the investment in a domestic subsidiaries can be recovered tax free.

Makita has not recognized deferred tax liabilities for certain portions of undistributed earnings of foreign subsidiaries in the total amount of ¥ 169,470 million ($ 2,066,707 thousand) as of March 31, 2012 because Makita considers these earnings to be indefinitely reinvested, and the calculation of the unrecognized deferred tax liabilities is not practicable.

The unrecognized tax benefits and for the years ended March 31, 2010, 2011 and 2012 were neither material nor expected to significantly increase or decrease within 12 months period subsequent to March 31, 2012. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes, and the total amounts of penalties and interest related to unrecognized tax benefits recorded were not material for the years ended March 31, 2010, 2011 and 2012. Makita conducts business globally and, as a result, the Company and its subsidiaries file income tax returns in various jurisdictions all over the world. The Company will no longer be subject to income tax examinations for the periods prior to the fiscal year ended March 31, 2009, and one of the Company’s major subsidiaries in the United States remains subject to income tax examinations for the periods beginning in the year ended March 31, 2009.

RETIREMENT AND TERMINATION BENEFIT PLANS	12 Months Ended
Mar. 31, 2012
RETIREMENT AND TERMINATION BENEFIT PLANS

10. RETIREMENT AND TERMINATION BENEFIT PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employee benefit plans covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments. A domestic noncontributory plan covers substantially all of the employees of the Company.

The amounts of lump-sum or pension payments under the plans are generally determined on the basis of length of service and remuneration at the time of termination or retirement.

The net periodic pension costs of the defined benefit plans for the years ended March 31, 2010, 2011 and 2012 consisted of the following components:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Service cost-benefit earned during the year	¥1,282	¥1,342	¥1,345	$16,402
Interest cost on projected benefit obligation	902	864	833	10,159
Expected return on plan assets	(1,114)	(883)	(964)	(11,756)
Amortization of prior service cost	(208)	(208)	(221)	(2,695)
Recognized actuarial loss	180	291	441	5,378

Net periodic pension costs	¥1,042	¥1,406	¥1,434	$17,488

Net actuarial loss and amortization of prior service cost which will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are as follows:

	Yen in millions	U.S. Dollars in thousands
	2013	2013
Net actuarial loss	¥575	$7,012
Amortization of prior service cost	(230)	(2,805)

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥37,898	¥37,987	$463,256
Service cost	1,342	1,345	16,402
Interest cost	864	833	10,159
Plan amendment	-	(10)	(122)
Actuarial loss (gain)	113	(26)	(317)
Benefits paid	(2,065)	(2,455)	(29,939)
Foreign exchange impact	(165)	(163)	(1,988)

Projected benefit obligation at end of year	37,987	37,511	457,451

Change in plan assets:
Fair value of plan assets at beginning of year	33,929	34,625	422,256
Actual return on plan assets	161	854	10,415
Employer contributions	2,427	2,420	29,512
Benefits paid	(1,876)	(2,220)	(27,073)
Foreign exchange impact	(16)	(25)	(305)

Fair value of plan assets at end of year	34,625	35,654	434,805

Underfunded status	¥(3,362)	¥(1,857)	$(22,646)

Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	¥13,999	¥13,652	$166,488
Prior service cost	(1,935)	(1,728)	(21,073)

	¥12,064	¥11,924	$145,415

Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	¥(234)	¥(122)	$(1,487)
Non-current liabilities	(3,128)	(3,027)	(36,,915)
Other assets	-	1,292	15,756

	¥(3,362)	¥(1,857)	$(22,646)

Measurement date

The Company uses a March 31 measurement date for all of its plans.

The accumulated benefit obligation for all defined benefit plans was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Accumulated benefit obligation	¥33,547	¥33,015	$402,622

Assumptions

The weighted-average assumptions used to determine benefit obligations at March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.3%	2.1%
Assumed rate of increase in future compensation levels	2.8%	2.8%

The weighted-average assumptions used to determine net periodic pension cost for each of the years in the three-year period ended March 31, 2012, were as follows:

	2010	2011	2012
Discount rate	2.5%	2.3%	2.2%
Assumed rate of increase in future compensation levels	2.8%	2.8%	2.8%
Expected long-term rate of return on plan assets	2.9%	2.2%	2.6%

The discount rate is determined by average coming service years and average payment period using an approximated curve developed from the rate of high quality corporate bonds with grade AA or better and long-term government securities as of measurement date.

The pension fund’s expected long-term rate-of-return-on-assets assumption is derived from a review of actual historical returns achieved and anticipated future long-term performance of individual asset classes.

Plan Assets

The target allocations by asset class are as follows:

Asset Class:	Target Allocations
Equity securities	15%
Debt securities	41
Life insurance company general accounts	19
Short-term assets	2
Alternative investments	23

Total	100%

The overall objective of Makita’s pension assets is to earn a rate of return to satisfy the benefit obligations of the pension plans and to pay benefits. In order to meet this objective, Makita determines an optimal asset mix from a three-to-five year’s medium and long-term standpoint. To avoid a sharp decline in the future, Makita updates the asset mix as necessary based on risk monitoring. Makita has an acceptable divergence indicator of the asset mix, the proportion of the temporary asset allocations will be updated promptly when the divergence occurs.

Makita determined the mix of equity securities and debt securities after taking into consideration the expected long-term yield on pension assets. To decide whether changes in the basic portfolio are necessary, Makita examines the divergence between the expected long-term income and the actual income from the portfolio on an annual basis. Makita revises the portfolio when it is deemed necessary to reach the expected long-term yield. The plans’ equity securities include common stock of the Company in the amount of ¥ 9 million ($ 110 thousand) at March 31, 2012.

The fair values of Makita’s pension plan assets as of March 31, 2011 and 2012, by asset class, were as follows:

	Yen in millions
As of March 31, 2011	Total	Level 1	Level 2	Level 3
Equity securities:
Domestic
Securities	¥2,043	¥2,043	¥-	¥-
Securities (commingled funds)	1,611	-	1,611	-
Overseas
Securities	1,194	1,194	-	-
Securities (commingled funds)	4,263	-	4,263	-
Debt securities:
Domestic
Government bonds	531	-	531	-
Commingled funds	8,818	-	8,818	-
Overseas
Government bonds	971	-	971	-
Commingled funds	5,340	-	5,340	-
Life insurance company general accounts	5,246	-	5,246	-
Short-term assets	1,961	1,878	83	-
Alternative investments
Commingled funds	2,647	-	2,647	-

Total	¥34,625	¥5,115	¥29,510	¥-

	Yen in millions								U.S. Dollars in thousands
As of March 31, 2012	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Equity securities:	¥		¥		¥		¥		$		$		$		$
Domestic
Securities		2,106		2,106		-		-		25,683		25,683		-		-
Securities (commingled funds)		1,637		-		1,637		-		19,963		-		19,963		-
Overseas
Securities		1,296		1,296		-		-		15,805		15,805		-		-
Securities (commingled funds)		3,857		-		3,857		-		47,037		-		47,037		-
Debt securities:
Domestic
Government bonds		1,248		-		1,248		-		15,220		-		15,220		-
Commingled funds		7,209		-		7,209		-		87,915		-		87,915		-
Overseas
Government bonds		561		-		561		-		6,841		-		6,841		-
Commingled funds		6,145		-		6,145		-		74,939		-		74,939		-
Life insurance company general accounts		6,128		-		6,128		-		74,732		-		74,732		-
Short-term assets		2,668		2,607		61		-		32,536		31,792		744		-
Alternative investments
Commingled funds		2,799		-		2,279		520		34,134		-		27,793		6,341

Total		¥35,654		¥6,009		¥29,125		¥520		$434,805		$73,280		$355,184		$6,341

Domestic and overseas equity securities consist primarily of stocks that are listed on the securities exchanges. Debt securities consist primarily of domestic and overseas government and municipal bonds. Short-term assets consist primarily of bank deposits with a short term maturity.

Level 1 assets are comprised principally of equity securities which are valued based on quoted prices in active markets for identical assets. Level 2 assets are comprised principally of government bonds, commingled funds that invest in equity and debt securities, investments in life insurance company general accounts and alternative investments. Investments in life insurance company general accounts are valued at the amounts that are the conventional interest adding to the principle amounts calculated by Life Insurance Company. See note 16 for additional information about fair value hierarchies and valuation techniques.

Regarding to the debt securities selection, Makita has a good research and analysis on issuance conditions, such as rating, coupon, maturity date, and issuer. Makita appropriately diversified investments by maturity and issuer.

The equity securities are selected primarily from stocks that are listed on securities exchanges. Makita has a good research and analysis on the business scope and growth potential of investment companies, and appropriately diversified investments by type of industry. Regarding to investments in overseas investment vehicles, Makita has investigated the political stability and the economic stability of the investment markets, the market characteristics such as settlement systems and the taxation systems. For each such investment, Makita has selected appropriate investment country and currency. For commingled funds, Makita selected those that have a defined investment objects and operating style to invest. Makita also has alternative investments on J-REIT, G-REIT, commodities, high-yield debt and hedge-fund (Market neutral and relative value), etc.

The following table summarizes the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Balance at beginning of year	¥-	¥-	$-
Actual return on plan assets relating to assets held at year end	-	20	244
Purchases	-	500	6,097

Balance at end of year	-	520	6,341

Level 3 assets consist of hedge funds investment (relative value). They are valued using the net asset value as determined by the administrator of the fund.

Information for pension plans with an accumulated benefit obligation in excess of plan assets

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Projected benefit obligation	¥3,659	¥3,596	$43,854
Accumulated benefit obligation	3,627	3,526	43,000
Fair value of plan assets	432	447	5,451
Accumulated benefit obligation in excess of plan assets	3,195	3,079	37,549

Cash flows

Contributions:

Makita expects to contribute ¥ 2,482 million ($ 30,268 thousand) to its domestic and foreign defined benefit plans in the year ending March 31, 2013.

Estimated future benefit payments

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year ending March 31,	Yen in millions
2013	¥2,004
2014	1,785
2015	1,779
2016	1,760
2017	1,389
2018-2022	9,375

Total	¥18,092

Certain foreign subsidiaries have defined contribution plans. The total expenses charged to income under these plans were ¥ 188 million, ¥ 183 million and ¥ 185 million ($ 2,256 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

The Company has unfunded retirement allowance programs for the Directors and the Statutory Auditors. Under such programs, the aggregate amount set aside as retirement allowances for the Directors and the Statutory Auditors was ¥ 384 million and ¥ 384 million ($ 4,683 thousand) as of March 31, 2011 and 2012, respectively, which is included in other liabilities in the accompanying balance sheets. This Executive retirement and termination allowances program was abolished by the Annual General Meeting of Shareholders held in June 2006. The aggregate amount set aside will be paid to the Directors and the Statutory Auditors when they retire.

SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS	12 Months Ended
Mar. 31, 2012
SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

11. SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

As of March 31, 2011 and 2012, short-term borrowings consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Bank borrowings	¥338	¥2,335	$28,476
Current maturities of long-term indebtedness	530	16	$195

Total	¥868	¥2,351	$28,671

Short-term borrowings, excluding current maturities of long-term indebtedness, consisted primarily of bank borrowings of overseas subsidiaries denominated in foreign currencies.

As of March 31, 2011 and 2012, the weighted average interest rate on short-term bank borrowings was 2.0% and 13.7%, respectively.

Certain subsidiaries of the Company had unused lines of credit available for immediate short-term borrowings without restrictions amounting to ¥ 14,588 million and ¥ 15,280 million ($ 186,341 thousand) as of March 31, 2011 and 2012, respectively.

As of March 31, 2011 and 2012, long-term indebtedness consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
1.9% (weighted average rate) unsecured loans from banks, due 2012	¥500	¥-	$-
Capital lease obligations (see Note 3 (g))	49	28	341
Less- Current maturities included in short-term borrowings	(530)	(16)	(195)

Total	¥19	¥12	$146

There were no covenants or cross default provisions under the Makita’s financing arrangements. Furthermore, there were no subsidiary level dividend restrictions under the financing arrangements.

The aggregate annual maturities of long-term indebtedness subsequent to March 31, 2012 are as summarized below:

Year ending March 31,	Yen in millions
2013	¥16
2014	7
2015	3
2016	1
2017	1
2018 and after	-

Total	¥28

SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2012
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

The Companies Act of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company should be appropriated as capital reserve or earned reserve (hereinafter called reserve). No further appropriations are required when the total amount of the reserve exceed 25% of capital stock.

After shareholders approval of the declaration of a cash dividend in the amount of ¥ 7,738 million ($ 94,366 thousand) at the annual meeting of shareholders held on June 26, 2012 based on a resolution of the Board of Directors, cash dividends will be paid to shareholders of record as of March 31, 2012. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2012.

The amount of retained earnings available for dividends distribution is recorded in the Company’s non-consolidated books and amounted to ¥ 131,316 million ($ 1,601 million) as of March 31, 2012.

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2012
OTHER COMPREHENSIVE INCOME (LOSS)

13. OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive loss as of March 31, 2010, 2011 and 2012, were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Foreign currency translation adjustment:
Beginning balance	¥(35,561)	¥(38,492)	¥(50,041)	$(610,256)
Adjustments to for the year	(2,931)	(11,549)	(4,806)	(58,610)

Ending balance	(38,492)	(50,041)	(54,847)	(668,866)
Unrealized holding gains on available-for-sale securities:
Beginning balance	820	3,250	2,412	29,415
Adjustments to for the year	2,430	(838)	487	5,939

Ending balance	3,250	2,412	2,899	35,354
Pension liability adjustment:
Beginning balance	(7,720)	(6,790)	(7,195)	(87,744)
Adjustments to for the year	930	(405)	77	939

Ending balance	(6,790)	(7,195)	(7,118)	(86,805)
Total other accumulated comprehensive loss:
Beginning balance	(42,461)	(42,032)	(54,824)	(668,585)
Adjustments to for the year	429	(12,792)	(4,242)	(51,732)

Ending balance	¥(42,032)	¥(54,824)	¥(59,066)	$(720,317)

Tax effects allocated to each component of other comprehensive income (loss) were as follows:

	Yen in millions
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2010
Foreign currency translation adjustment	¥(2,926)	¥(5)	¥(2,931)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains arising during the year	4,343	(1,750)	2,593
Less-Reclassification adjustment for gains realized in net income	(274)	111	(163)

Net unrealized gains	4,069	(1,639)	2,430
Pension liability adjustment:
Unrealized gains arising during the year	1,622	(682)	940
Less-Reclassification adjustment for gains realized in net income	(19)	9	(10)

Net unrealized gains	1,603	(673)	930
Other comprehensive income	¥2,746	¥(2,317)	¥429

For the year ended March 31, 2011
Foreign currency translation adjustment	¥(11,570)	¥21	¥(11,549)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(1,272)	513	(759)
Less-Reclassification adjustment for gains realized in net income	(132)	53	(79)

Net unrealized losses	(1,404)	566	(838)
Pension liability adjustment:
Unrealized losses arising during the year	(776)	321	(455)
Add-Reclassification adjustment for losses realized in net income	83	(33)	50

Net unrealized losses	(693)	288	(405)
Other comprehensive losses	¥(13,667)	¥875	¥(12,792)

For the year ended March 31, 2012
Foreign currency translation adjustment	¥(4,855)	¥49	¥(4,806)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(45)	143	98
Add-Reclassification adjustment for losses realized in net income	652	(263)	389

Net unrealized gains	607	(120)	487
Pension liability adjustment:
Unrealized losses arising during the year	(81)	27	(54)
Add-Reclassification adjustment for losses realized in net income	220	(89)	131

Net unrealized gains	139	(62)	77
Other comprehensive losses	¥(4,109)	¥(133)	¥(4,242)

	U.S. Dollars in thousands
	Pretax amount	Tax benefit (expense)	Net of tax amount

For the year ended March 31, 2012
Foreign currency translation adjustment	$(59,207)	$597	$(58,610)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(549)	1,744	1,195
Add-Reclassification adjustment for losses realized in net income	7,951	(3,207)	4,744

Net unrealized gains	7,402	(1,463)	5,939
Pension liability adjustment:
Unrealized losses arising during the year	(988)	329	(659)
Add-Reclassification adjustment for losses realized in net income	2,683	(1,085)	1,598

Net unrealized gains	1,695	(756)	939
Other comprehensive losses	$(50,110)	$(1,622)	$(51,732)

EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE

14. EARNINGS PER SHARE

Basic earnings per share computations were as follows. There were no diluted effects during the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. Dollars in thousands
Numerator	2010	2011	2012	2012
Net income available to common share-holders- Basic	¥22,258	¥29,905	¥32,497	$396,305

Denominator	Number of shares
Weighted average common shares outstanding- Basic	137,762,051	137,759,272	137,244,683

	Yen			U.S. Dollars
Earnings per share: Basic	¥161.6	¥217.1	¥236.8	$2.89

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES

15. COMMITMENTS AND CONTINGENT LIABILITIES

At March 31, 2012, the Company was contingently liable as a guarantor for housing and education loans to employees in the amount of ¥ 3 million ($ 37 thousand). The Company will be required to satisfy the outstanding loan commitments of certain employees in the event those employees are not able to fulfill their repayment obligations. The fair value of the liabilities for the Company’s obligations under the guarantees described above as of March 31, 2012, was insignificant.

Makita’s purchase obligations, mainly for raw materials, were ¥ 7,973million ($ 97,232 thousand) as of March 31, 2012.

Makita is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Makita’s consolidated financial position, results of operations, or cash flows.

Makita made rental payments of ¥ 2,264 million, ¥ 2,103 million and ¥ 2,407 million ($ 29,354 thousand) under cancelable and noncancelable operating lease agreements for offices, warehouses, automobiles and office equipment during the years ended March 31, 2010, 2011 and 2012, respectively.

The minimum rental payments required under noncancelable operating lease agreements as of March 31, 2012, were as follows:

Year ending March 31,	Yen in millions
2013	¥811
2014	726
2015	515
2016	318
2017	233
2018 and after	135

Total	¥2,738

Makita generally guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for product warranty cost are made based on historical warranty claim experience. The change in accrued product warranty cost for the years ended March 31, 2010, 2011 and 2012 was summarized as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Balance at beginning of year	¥1,677	¥1,835	¥2,015	$24,573
Addition	1,484	1,601	1,482	18,073
Utilization	(1,373)	(1,344)	(1,404)	(17,122)
Foreign exchange impact	47	(77)	(61)	(744)

Balance at end of year	¥1,835	¥2,015	¥2,032	$24,780

FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:	Inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:	Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair values measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets and liabilities measured at fair value on a recurring basis

The following table presents the placement in the fair value hierarchy of Makita’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2011 and 2012:

As of March 31, 2011	Yen in millions
	Level 1		Level 2		Level 3
Assets:	¥		¥		¥
Short-term investments:
Corporate debt securities		-		591		-
Investments in trusts		4,156		1,039		-
MMF and FFF		-		26,720		-
Marketable equity securities		948		-		-
Derivatives Investments:		-		45		-
Marketable equity securities		11,800		-		-
Liabilities:
Derivatives		¥-		¥(433)		¥-

As of March 31, 2012	Yen in millions						U.S. Dollars in thousands
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
Assets:	¥		¥		¥		$		$		$
Short-term investments:
Corporate debt securities		-		591		-		-		7,207		-
Investments in trusts		5,596		916		-		68,244		11,171		-
MMF and FFF		-		13,336		-		-		162,634		-
Marketable equity securities		868		-		-		10,585		-		-
Derivatives Investments:		-		129		-		-		1,573		-
Marketable equity securities		11,877		-		-		144,841		-		-
Liabilities:
Derivatives		¥-		¥(281)		¥-		$-		$(3,427)		$-

Level 1:	Short-term investments are comprised principally of investment in trusts. Investments are comprised of marketable equity securities. They are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.
Level 2:

Investments in trusts are comprised principally of domestic stock investment funds, domestic bonds investment funds, and international bonds investment funds, which are estimated by using observable inputs, such as net asset value per share. Almost all investments in trusts can be liquidated within 30 days.

MMF and FFF are acronyms for “Money Management Funds” and “Free Financial Funds”. They are comprised principally of domestic public bonds, domestic corporate bonds, commercial papers, international public bonds and international corporate bonds, which are operated to accrue stable capital gain.

Debt securities are valued using observable market data obtained from the financial institutions other than quoted prices that are observable.
Derivatives are comprised of foreign currency contracts which are estimated by using observable market inputs, such as foreign currency exchange rates, interest rate and volatility.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended March 31, 2010, Makita recognized an impairment loss of ¥ 354 million on long-lived assets and ¥ 1,251 million on goodwill. It was included in the results of the Japan segment. Management assessed that the impairment were caused by the economic downturn in Japan backdropped by the global recession, etc. The management estimated the fair value of the long-lived assets by the cost approach method and by the market approach method, and the fair value of the goodwill by the weighted average value estimated by the income approach method and by the market approach method, with the assistance of an independent third party appraiser. These values were presented in Level 3 because these were valued based on unobservable inputs.

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2010:

As of March 31, 2010	Yen in millions
	Fair Value			Impairment loss
	Level 1	Level 2	Level 3
Assets:
Long-lived assets	¥-	¥-	¥2,762	¥354
Goodwill	-	-	-	1,251

During the year ended March 31, 2011, Makita recognized an impairment loss of ¥ 262 million on certain unused assets of machinery and equipments. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets. The impairment loss was included in the result of Europe operating segment. Makita classified them as Level 3 because these were valued based on unobservable inputs.

During the year ended March 31, 2012, Makita recognized an impairment loss of ¥ 214 million ($2,610 thousand) on long-lived assets. The impairment loss was included in the results of the Japan segment. The management estimated the fair value of the land for the plant by the market approach method and that of the other long-lived assets by the cost approach method and the income approach method with the assistance of an independent third party appraiser. These values were presented in Level 3 because these were valued based on unobservable inputs.

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2012:

	Yen in millions
	Fair Value			Impairment loss
As of March 31, 2012	Level 1	Level 2	Level 3
Assets:
Long-lived assets	¥-	¥-	¥2,630	¥214

	U.S. Dollars in thousands
	Fair Value
As of March 31, 2012	Level 1	Level 2	Level 3	Impairment loss
Assets:
Long-lived assets	$-	$-	$32,073	$2,610

DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Mar. 31, 2012
DERIVATIVES AND HEDGING ACTIVITIES

17. DERIVATIVES AND HEDGING ACTIVITIES

(a) Risk management policy

Makita is exposed to market risks, such as changes in currency exchange rates and interest rates. Derivative financial instruments are principally comprised of foreign exchange contracts, currency swaps and currency options contracts utilized by the Company and certain of its subsidiaries to reduce these risks. Makita does not use derivative instruments for trading or speculation purpose.

Makita is also exposed to a risk of credit-related losses in the event of nonperformance by counter parties to the financial instrument contracts; however it is not expected that any counter parties will fail to meet their obligations, because the contracts are diversified among a number of major internationally recognized credit worthy financial institutions.

(b) Foreign currency exchange rate risk management

Makita operates internationally, giving rise to significant exposures to market risks from changes in foreign exchange rates, and enters into foreign currency contracts, currency swaps and currency option contracts to hedge the foreign currency exposure.

These derivative instruments are principally intended to protect against foreign exchange exposure related to intercompany transfer of inventories and financing activities.

The derivative instruments as of March 31, 2011 and 2012 were as follows.

		Yen in millions		U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Balance sheet Location	2011	2012	2012
Assets
Current assets
Foreign currency contracts	Other current assets	¥45	¥129	$1,573

Total		¥45	¥129	$1,573

Liabilities
Current liabilities
Foreign currency contracts	Other liabilities	(433)	(281)	(3,427)

Total		¥(433)	¥(281)	$(3,427)

The amount of gains or (losses) recognized in income on derivative for the year ended March 31, 2010, 2011, and 2012 were as follows.

Amount of gains (losses) recognized in income on derivative

		Yen in millions			U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Location of gains (losses) recognized in income on derivative	Amount of gains (losses) recognized in income on derivative
		2010	2011	2012	2012
Foreign currency contracts	Exchange gains (losses)	¥565	¥(112)	¥236	$2,878
Currency swaps	Exchange gains (losses)	321	-	-	-
Currency option contracts	Exchange gains (losses)	3	4	-	-

Total		¥889	¥(108)	¥236	$2,878

Total gross notional amounts for outstanding derivatives (recorded at fair value) were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Foreign currency contracts	¥22,836	¥27,450	$334,756

Total	¥22,836	¥27,450	$334,756

The notional amounts for Foreign currency contracts presented by currency, were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
U.S. Dollars	¥15,533	¥18,445	$224,939
Euro	5,254	6,933	84,549
Other	2,049	2,072	25,268

Total	¥22,836	¥27,450	$334,756

(c) Interest rate risk management

Makita executes financing and investing activities through the Company. As Makita’s subsidiaries are financed by loans within the Group—from subsidiaries with surplus funds to subsidiaries that lack funds—interest expense variation is insignificant.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and significant assumptions are used to estimate the fair value of each class of financial instruments for which it is practicable to estimate a fair value:

(a) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Short-term Borrowings, Trade Notes and Accounts Payable, Other Payables, and Accrued Expenses

The carrying amounts approximate fair value because of the short or no maturities of those instruments.

(b) Long-term Time Deposits

The fair value is estimated by discounting future cash flows using the current rates that Makita would be offered for deposits with similar terms and remaining maturities.

(c) Short-term Investments and Investments

The fair value of short-term investments and investments is estimated based on quoted market prices. For certain investments such as non-marketable securities, since there are no quoted market prices existing, a reasonable estimation of a fair value could not be made without incurring excessive cost, and such securities have been excluded from fair value disclosure. The fair value of such securities is estimated if and when there are indications that the investment may be impaired.

Non-marketable securities amounted to ¥ 399 million and ¥ 387 million ($ 4,719 thousand) as of March 31, 2011 and 2012, respectively.

(d) Long-term Indebtedness

The fair value of long-term indebtedness is a present value of future cash flows associated with each instrument discounted using Makita’s current borrowing rates for similar debt instruments of comparable maturities.

(e) Derivatives

The fair values of other derivative financial instruments, foreign currency contracts and currency option contracts, all of which are used for hedging purposes, are estimated by obtaining quotes and other relevant information from brokers.

The estimated fair value of the financial instruments was as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Fair Value Levels
Short-term investments (see Note 16)	¥33,555	¥33,555	¥25,125	¥25,122	$306,402	$306,365	1 or 2
Investments (see Note 16)	16,670	16,630	18,767	18,764	228,866	228,829	1 or 2
Long-term time deposits	11	11	15	15	183	183	2
Long-term indebtedness including current maturities	(549)	(550)	(28)	(28)	(341)	(341)	2
Foreign currency contracts:
Assets (see Note 16)	45	45	129	129	1,573	1,573	2
Liabilities (see Note 16)	¥(433)	¥(433)	¥(281)	¥(281)	$(3,427)	$(3,427)	2

(f) Limitation

The fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments.

These estimates are subjective in nature and involve uncertainties and are matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

OPERATING SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2012
OPERATING SEGMENT INFORMATION

19. OPERATING SEGMENT INFORMATION

The operating segments presented below are defined as components of the enterprise for which separate financial information is available and regularly reviewed by the Company’s chief operating decision maker. The Company’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to the segments.

During the three years ended March 31, 2010, 2011 and 2012, Makita’s operating structure included the following geographical operating segments: Japan Group, Europe Group, North America Group, Asia Group, and Other Regions Group. Segment information is determined by the location of the Company and its relevant subsidiaries, as reported to the Company’s chief operating decision maker.

Major countries or regions in each geographic area:

Europe:	Germany, United Kingdom, Italy, France, Finland
North America:	United States, Canada
Asia:	China, Singapore, Thailand
Other regions:	Australia, Brazil, United Arab Emirates

Makita evaluates the performance of each operating segment based on U.S. GAAP information. Segment profit and loss is measured in a consistent manner with consolidated operating income, which is earnings before income taxes excluding interest and dividend income, interest expense, foreign currency transaction exchange gains and losses, realized gains and losses on investment securities, and other. Segment assets are based on total assets attributable to the segment.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements. Inter-segment sales are made at estimated arm’s-length prices and are included as a reconciling item to total consolidated sales in the below tables. Eliminations include intercompany sales between operating segments, net intercompany receivables and intercompany profit in inventory from products sold between segments.

Segment Products and Services

Makita is a manufacturer and wholesaler of electric power tools and other tools. The operating segments derive substantially all of their revenues from the sale of electric power tools and parts and repairs.

Year ended March 31, 2010

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥55,767	¥109,484	¥34,547	¥9,007	¥37,018	¥245,823	¥-	¥245,823
Inter-segment	33,309	2,809	1,847	57,820	98	95,883	(95,883)	-

Total	89,076	112,293	36,394	66,827	37,116	341,706	(95,883)	245,823

Operating expenses	89,719	99,418	36,034	57,947	34,942	318,060	(102,627)	215,433
Segment income	(643)	12,875	360	8,880	2,174	23,646	6,744	30,390
Other income (expense), net	-	-	-	-	-	-	-	3,128
Income before income taxes	-	-	-	-	-	-	-	33,518
Long-lived assets	41,214	14,887	1,983	10,732	4,543	73,359	(159)	73,200
Segment assets	232,226	110,009	30,281	58,148	39,229	469,893	(120,054)	349,839
Capital expenditures	3,800	4,817	198	1,541	543	10,899	(62)	10,837
Write-down of inventories	87	-	-	45	63	195	-	195
Depreciation and amortization	4,693	1,351	431	1,497	397	8,369	(61)	8,308
Impairment loss	1,605	-	-	-	-	1,605	-	1,605
Government Grants	¥-	¥-	¥-	¥-	¥339	¥339	¥-	¥339

Year ended March 31, 2011

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥62,194	¥115,554	¥37,573	¥12,365	¥44,944	¥272,630	¥-	¥272,630
Inter-segment	51,230	3,171	2,979	101,216	116	158,712	(158,712)	-

Total	113,424	118,725	40,552	113,581	45,060	431,342	(158,712)	272,630

Operating expenses	102,905	105,361	38,698	100,575	38,646	386,185	(155,464)	230,721
Segment income	10,519	13,364	1,854	13,006	6,414	45,157	(3,248)	41,909
Other income (expense), net	-	-	-	-	-	-	-	821
Income before income taxes	-	-	-	-	-	-	-	42,730
Long-lived assets	39,400	15,630	1,732	11,210	4,166	72,138	(100)	72,038
Segment assets	236,821	123,140	30,539	72,264	47,145	509,909	(137,402)	372,507
Capital expenditures	2,781	3,718	214	2,878	235	9,826	(84)	9,742
Write-down of inventories	-	308	4	83	314	709	-	709
Depreciation and amortization	4,225	1,226	355	1,432	377	7,615	(58)	7,557
Impairment loss	-	262	-	-	-	262	-	262
Government Grants	¥-	¥-	¥-	¥-	¥1,327	¥1,327	¥-	¥1,327

Year ended March 31, 2012

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥71,499	¥123,537	¥38,073	¥12,887	¥49,715	¥295,711	¥-	¥295,711
Inter-segment	54,183	4,094	3,145	108,288	351	170,061	(170,061)	-

Total	125,682	127,631	41,218	121,175	50,066	465,772	(170,061)	295,711

Operating expenses	110,086	113,726	38,921	110,396	43,614	416,743	(169,548)	247,195
Segment income	15,596	13,905	2,297	10,779	6,452	49,029	(513)	48,516
Other income (expense), net	-	-	-	-	-	-	-	(1,553)
Income before income taxes	-	-	-	-	-	-	-	46,963
Long-lived assets	39,765	15,407	1,898	16,847	3,956	77,873	(135)	77,738
Segment assets	236,620	121,502	30,966	82,859	52,647	524,594	(141,338)	383,256
Capital expenditures	3,991	2,182	492	6,589	320	13,574	(93)	13,481
Write-down of inventories	14	1,326	34	12	576	1,962	-	1,962
Depreciation and amortization	3,791	1,244	366	1,486	406	7,293	(56)	7,237
Impairment loss	214	-	-	-	-	214	-	214
Government Grants	¥-	¥-	¥-	¥-	¥954	¥954	¥-	¥954

Year ended March 31, 2012

	U.S. Dollars in thousands
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	$871,939	$1,506,549	$464,305	$157,159	$606,280	$3,606,232	$-	$3,606,232
Inter-segment	660,768	49,927	38,354	1,320,585	4,281	2,073,915	(2,073,915)	-

Total	1,532,707	1,556,476	502,659	1,477,744	610,561	5,680,147	(2,073,915)	3,606,232

Operating expenses	1,342,512	1,386,903	474,647	1,346,293	531,877	5,082,232	(2,067,659)	3,014,573
Segment income	190,195	169,573	28,012	131,451	78,684	597,915	(6,256)	591,659
Other income (expense), net	-	-	-	-	-	-	-	(18,939)
Income before income taxes	-	-	-	-	-	-	-	572,720
Long-lived assets	484,939	187,890	23,146	205,451	48,245	949,671	(1,647)	948,024
Segment assets	2,885,610	1,481,732	377,634	1,010,476	642,036	6,397,488	(1,723,634)	4,673,854
Capital expenditures	48,671	26,610	6,000	80,354	3,902	165,537	(1,135)	164,402
Write-down of inventories	171	16,171	415	146	7,024	23,927	-	23,927
Depreciation and amortization	46,232	15,171	4,463	18,122	4,951	88,939	(683)	88,256
Impairment loss	2,610	-	-	-	-	2,610	-	2,610
Government Grants	$-	$-	$-	$-	$11,634	$11,634	$-	$11,634

Makita’s current revenues from external customers by geographic area are set forth below.

Consolidated Net Sales by Geographic Area

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
	Year ended March 31,
	2010		2011		2012		2012
Japan	¥42,697	17.4%	¥46,065	16.9%	¥53,175	18.0%	$648,476
Europe	109,106	44.4	115,977	42.5	123,251	41.7	1,503,061
United States	26,292	10.7	27,691	10.2	28,660	9.7	349,512
North America (excluding United States)	8,217	3.3	9,420	3.4	8,815	3.0	107,500
Asia (excluding Japan)	18,373	7.5	23,073	8.5	26,013	8.8	317,232
Other	41,138	16.7	50,404	18.5	55,797	18.8	680,451

Total	¥245,823	100%	¥272,630	100%	295,711	100%	$3,606,232

No single external customer accounted for 10% or more of Makita’s net sales for each of the year ended Mar 31, 2010, 2011 and 2012.

Consolidated Net Sales by Product Categories

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
Fiscal year	2010		2011		2012		2012
Power Tools	¥173,998	70.8%	¥195,952	71.9%	¥213,274	72.1%	$2,600,903
Gardening Equipments, Household and Other Products	34,145	13.9	37,145	13.6	39,827	13.5	485,695
Parts, Repairs and Accessories	37,680	15.3	39,533	14.5	42,610	14.4	519,634

Total	¥245,823	100%	¥272,630	100%	¥295,711	100%	$3,606,232

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

The transactions between the Company and Maruwa Co., Ltd. (“Maruwa”), for which the representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, amounted to ¥ 2 million ($ 24 thousand) for advertising expenses for each of the years ended March 31, 2010, 2011 and 2012.

The Company’s purchases of raw materials, production equipment and expense of workers on loan from Toa Co., Ltd., for which a representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, were ¥ 28 million, ¥ 53 million and ¥ 75 million ($ 915 thousand) during the years ended March 31, 2010, 2011 and 2012, respectively. The accounts payable of the Company related to these transactions were ¥ 2 million, ¥ 11 million and ¥ 2 million ($ 24 thousand) as of March 31, 2010, 2011 and 2012, respectively.

The outside director, Motohiko Yokoyama is a chairman of JTEKT Corporation. The Company’s purchases of raw materials and production equipment from JTEKT Corporation, were ¥ 311 million during March 31, 2010, ¥ 470 million during the year ended March 31, 2011 and ¥ 633 million ($ 7,720 thousand) during the year ended March 31, 2012. The accounts payables of the Company related to these transactions were ¥ 24 million, ¥ 57 million and ¥ 44 million ($ 537 thousand) as of March 31, 2010, 2011, and 2012 respectively.

SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
Mar. 31, 2012
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME

21. SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME

The following amounts were included in selling, general, administrative and others, net for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Research and Development Costs	¥6,782	¥7,283	¥7,603	$92,720
Advertising Costs	4,203	4,462	4,713	57,476
Shipping and Handling Costs	5,492	5,770	6,180	75,366
Government Grants *	(339)	(1,327)	(954)	(11,634)

*	Government Grants are related to value added tax incentives granted by Parana state in Brazil.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Mar. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

MAKITA CORPORATION AND SUBSIDIARIES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

FOR THE YEARS ENDED MARCH 31, 2010, 2011 AND 2012

	Yen in millions
		Additions
Descriptions	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Deductions	Translation adjustments	Balance at end of year
2010:
Allowance for doubtful receivables	¥1,129	¥152	¥-	¥(289)	¥18	¥1,010
Deferred income taxes assets valuation allowance	329	1,704	-	(15)	3	2,021
Volume-based rebates	3,064	-	7,738	(7,672)	(117)	3,013
Cooperative advertisings	189	-	1,704	(1,544)	7	356
Cash discounts	¥340	¥-	¥4,420	¥(4,281)	¥8	¥487
2011:
Allowance for doubtful receivables	¥1,010	¥223	¥-	¥(235)	¥(63)	¥935
Deferred income taxes assets valuation allowance	2,021	621	-	(1,010)	8	1,640
Volume-based rebates	3,013	-	8,736	(7,835)	(111)	3,803
Cooperative advertisings	356	-	2,296	(2,209)	(30)	413
Cash discounts	¥487	¥-	¥5,069	¥(5,184)	¥(28)	¥344
2012:
Allowance for doubtful receivables	¥935	¥131	¥-	¥(269)	¥(44)	¥753
Deferred income taxes assets valuation allowance	1,640	40	-	(1,085)	(38)	557
Volume-based rebates	3,803	-	10,223	(9,770)	(113)	4,143
Cooperative advertisings	413	-	2,269	(2,252)	(14)	416
Cash discounts	¥344	¥-	¥5,310	¥(5,170)	¥(2)	¥482

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2012
Principles of Consolidation

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, and all of its majority owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Makita did not have any consolidated variable interest entities for any of the periods presented herein.

Foreign Currency Translation and Transactions

(b) Foreign Currency Translation and Transactions

Overseas subsidiaries’ assets and liabilities denominated in their local foreign currencies are translated at the exchange rate in effect at each fiscal year-end and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The local currencies of the overseas subsidiaries are regarded as their functional currencies. The resulting currency translation adjustments are included in accumulated other comprehensive income (loss).

Gains and losses resulting from all foreign currency transactions, including foreign exchange contracts, and re-measurement of receivables and payables denominated in foreign currencies are included in other income (expenses).

Cash and Cash Equivalents	(c) Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and time deposits with original maturities of three months or less.
Short-term Investments and Investments

(d) Short-term Investments and Investments

Makita classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Makita does not hold any marketable or investment securities that are bought and held primarily for the purpose of sale in the near term.

Except for non-marketable equity securities, available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded as a separate component of accumulated other comprehensive income (loss), net of applicable income taxes. Non-marketable equity securities are carried at cost and reviewed periodically for impairment. Held-to-maturity securities are reported at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

A decline in fair value of any equity securities below the carrying amount that is deemed to be other-than-temporary results in a write-down of the carrying amount to the fair value as a new cost basis and the amount of the write-down is included in earnings.

For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirely are recognized in earnings.

Available-for-sale securities are periodically reviewed for other-than-temporary declines on criteria that include the length and magnitude of decline, the financial condition and prospects of the issuer, Makita’s intent and ability to retain the investment for a period of time to allow for recovery in market value and other relevant factors.

Held-to-maturity securities are periodically evaluated for possible impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer.

Makita classifies investments, which are available for current operations, in current assets. The other investments are classified as investments as a part of non-current investments and other assets in the consolidated balance sheets.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Allowance for Doubtful Receivables

(e) Allowance for Doubtful Receivables

Allowance for doubtful receivables represents the Makita’s best estimate of the amount of probable credit losses in its existing receivables. The allowance is determined based on, but is not limited to, historical collection experience adjusted for the effects of the current economic environment, assessment of inherent risks, aging and financial performance. Account balances are charged off against the allowance after all means of collection have been exhausted and the potentiality for recovery is considered remote.

Inventories

(f) Inventories

Inventory costs include raw materials, labor and manufacturing overheads. Inventories are valued at the lower of cost or market price, with cost determined principally based on the average cost method. Makita estimates the obsolescence of inventory based on the difference between the cost of inventory and its estimated market value reflecting certain assumptions about anticipated future demand. The carrying amount of inventory is then reduced to account for such obsolescence. Once inventory items are written-down or written-off, such items are not written-up subsequently. All existing and anticipated modifications to product models are evaluated against on-hand inventories, and are adjusted for potential obsolescence.

Property, Plant and Equipment and Depreciation and Amortization

(g) Property, Plant and Equipment and Depreciation and Amortization

Property, plant and equipment is stated at cost. For the Company, depreciation is computed principally by using the declining-balance method over the estimated useful lives. Most of the subsidiaries have adopted the straight-line method for computing depreciation. The depreciation period generally ranges from 10 years to 60 years for buildings and improvements and from 3 years to 20 years for machinery and equipment. The cost and accumulated depreciation and amortization applicable to assets retired are removed from the accounts and any resulting gain or loss is recognized. Betterments, renewals and repairs that extend the life of the assets are capitalized. Other maintenance and repair costs are expensed as incurred.

Depreciation and amortization expense for the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 7,756 million, ¥ 6,910 million and ¥ 6,534 million ($79,683 thousand), respectively, which included amortization of capitalized lease equipment.

Certain leased buildings, improvements, machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2012, was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Aggregate cost	¥238	¥188	$2,293
Accumulated amortization	187	159	1,939

Goodwill

(h) Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairments exists for the reporting unit and the management must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in the same manner to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Makita determines the fair value of its reporting units using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Makita performs its annual impairment review of goodwill every December 31, and when a triggering event occurs between annual impairment dates.

Environmental Liabilities

(i) Environmental Liabilities

Liabilities for environmental remediation and other environmental costs, if any, are accrued when environmental assessments or remedial efforts are probable to be required and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values unless the amount and timing of such payments are determinable.

Research and Development Costs and Advertising Costs

(j) Research and Development Costs and Advertising Costs

Research and development costs, which are included in Selling, general, administrative and others, net in the consolidated statements of income, are expensed as incurred.

Advertising costs are also expensed as incurred.

Shipping and Handling Costs

(k) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in Selling, general, administrative and others, net in the consolidated statements of income.

Income Taxes

(l) Income Taxes

Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years the temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that includes the enactment date.

Makita recognizes in its consolidated financial statements the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes.

Product Warranties

(m) Product Warranties

A liability for the estimated product warranty related cost is established at the time revenue is recognized and is included in other liabilities and cost of sales. Estimates for accrued product warranty costs are primarily based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Pension Plans

(n) Pension Plans

Changes in the amount of either the projected benefit obligation or plan assets resulting from actual results different from that assumed and from changes in assumptions can result in gains and losses to be recognized in the consolidated financial statements in the future periods. Amortization of an unrecognized net gain or loss is included as a component of the net periodic benefit plan cost for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets. In such cases, the amount of amortization recognized is the excess divided by the average remaining service period of active employees expected to receive benefits under the plan.

Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. Subsequent changes in the funded status are recognized as a component of accumulated other comprehensive income (loss).

Earnings per Share	(o) Earnings per Share Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average common shares outstanding during each year.
Impairment of Long-lived Assets

(p) Impairment of Long-lived Assets

Long-lived assets, such as property, plant and equipment, and certain intangible assets subject to amortization, are reviewed for impairment whenever events or charges in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flow. Any acquired intangible asset determined to have an indefinite useful life is not amortized, but instead is tested for impairment based on its fair value until its life would be determined to be no longer indefinite. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The fair value is determined by the projected discounted cash flows or other valuation techniques as appropriate. Assets to be disposed of, if any, are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Derivative Financial Instruments

(q) Derivative Financial Instruments

Makita recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and on the type of hedging relationship.

Makita employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options and currency swap agreements to manage its exposure to fluctuations in foreign currency exchange rates. Makita does not use derivatives for speculation or trading purpose. Changes in the fair value of derivatives are recorded each period in current earnings depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in earnings.

Use of Estimates in the Preparation of Financial Statements

(r) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Makita has identified the following areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are accounting for sales incentives, volume-based rebates and cooperative advertising, determination of an allowance for doubtful receivables, impairment of long-lived assets, realizability of deferred income tax assets, the determination of unrealized losses on securities for which the decline in market value is considered to be other than temporary, the actuarial assumptions on retirement and termination benefit plans and valuation of inventories.

Revenue Recognition

(s) Revenue Recognition

Makita recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the sales price is fixed or determinable and collectibility is reasonably assured.

Makita offers sales incentives to qualifying customers through various incentive programs. Sales incentives primarily involve volume-based rebates, cooperative advertising and cash discounts, and are accounted for in accordance with ASC 605-50 “Customer’s Payments and Incentives.”

Volume-based rebates are provided to customers only if customers attain a pre-determined cumulative level of revenue transactions within a specified period of one year or less. Liabilities for volume-based rebates are recognized with a corresponding reduction of revenue for the expected sales incentive at the time the related revenue is recognized, and are based on the estimation of sales volume reflecting the historical performance of individual customers.

Cooperative advertising programs are provided to certain customers as a contribution to or as sponsored funds for advertisements.

Under cooperative advertising programs, Makita does not receive an identifiable benefit sufficiently separable from its customers. Accordingly, cooperative advertisings are also recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future advertising to be taken.

Cash discounts are provided as a certain percentage of the invoice price as predetermined by spot contracts or based on contractually agreed upon amounts with customers. Cash discounts are recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future discounts to be taken. Estimates of expected cash discounts are evaluated and adjusted periodically based on actual sales transactions and historical trend.

When repairs are made and charged to customers, the revenue from this source is recognized when the repairs have been completed and the item is shipped to the customer.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

New Accounting Standards Adopted

(t) New Accounting Standards Adopted

Effective January 1, 2012, Makita adopted the provisions of ASU2011-04 (Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs). This amendment is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Amendment changes some fair value measurement principles and enhances the disclosure requirements. The adoption of ASU2011-04 did not have a material impact on our consolidated results of operation and financial conditions.

New Accounting Standards Not yet Adopted

(u) New Accounting Standards Not yet Adopted

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public companies. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.

The updated guidance will result in a change in the presentation of Makita’s consolidated financial statements beginning in the first quarter of FY 2013. Management has not yet decided which method of presentation will be used when Makita adopts this ASU.

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Capital Leases

The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2012, was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Aggregate cost	¥238	¥188	$2,293
Accumulated amortization	187	159	1,939

INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

Inventories as of March 31, 2011 and 2012 comprised the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Finished goods	¥91,059	¥108,875	$1,327,744
Work in process	2,551	2,266	27,634
Raw materials	16,985	18,430	224,756

Total	¥110,595	¥129,571	$1,580,134

SHORT-TERM INVESTMENTS AND INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Gross Unrealized Holding Gains and Losses, Fair Value and Carrying Amount by Major Security Type

The cost, gross unrealized holding gains and losses, fair value and carrying amount for such securities by major security type as of March 31, 2011 and 2012, were as follows:

	Yen in millions
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥588	¥3	¥-	¥591	¥591
Investments in trusts	4,990	260	55	5,195	5,195
MMF and FFF	26,720	-	-	26,720	26,720
Marketable equity securities	671	277	-	948	948

Sub total	32,969	540	55	33,454	33,454
Held-to-maturity:
Corporate debt securities	101	-	-	101	101

Total Short-term investments	33,070	540	55	33,555	33,555

Investments:
Available-for-sale:
Marketable equity securities	7,486	4,552	238	11,800	11,800
Held-to-maturity:
Corporate debt securities	3,964	1	43	3,922	3,964
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	706	1	-	707	706

Sub total	4,870	3	43	4,830	4,870

Total Investments	¥12,356	¥4,555	¥281	¥16,630	¥16,670

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 399 million.

	Yen in millions
As of March 31, 2012	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥589	¥2	¥-	¥591	¥591
Investments in trusts	6,074	451	13	6,512	6,512
MMF and FFF	13,336	-	-	13,336	13,336
Marketable equity securities	606	262	-	868	868

Sub total	20,605	715	13	21,307	21,307
Held-to-maturity:
Corporate debt securities	3,517	1	3	3,515	3,517
Public debt securities (except Government debt securities)	301	-	1	300	301
Sub total	3,818	1	4	3,815	3,818

Total Short-term investments	24,423	716	17	25,122	25,125

Investments:
Available-for-sale:
Marketable equity securities	7,173	4,704	-	11,877	11,877
Held-to-maturity:
Corporate debt securities	6,086	10	18	6,078	6,086
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	604	4	-	608	604

Sub total	6,890	15	18	6,887	6,890

Total Investments	¥14,063	¥4,719	¥18	¥18,764	¥18,767

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 387 million .

	U.S. Dollars in thousands
As of March 31, 2012	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	$7,183	$24	$-	$7,207	$7,207
Investments in trusts	74,073	5,500	158	79,415	79,415
MMF and FFF	162,634	-	-	162,634	162,634
Marketable equity securities	7,390	3,195	-	10,585	10,585

Sub total	251,280	8,719	158	259,841	259,841
Held-to-maturity:
Corporate debt securities	42,890	12	37	42,865	42,890
Public debt securities (except Government debt securities)	3,671	-	12	3,659	3,671
Sub total	46,561	12	49	46,524	46,561

Total Short-term investments	297,841	8,731	207	306,365	306,402

Investments:
Available-for-sale:
Marketable equity securities	87,476	57,365	-	144,841	144,841
Held-to-maturity:
Corporate debt securities	74,220	122	220	74,122	74,220
Government debt securities	2,439	12	-	2,451	2,439
Public debt securities (except Government debt securities)	7,366	49	-	7,415	7,366

Sub total	84,025	183	220	83,988	84,025

Total Investments	$171,501	$57,548	$220	$228,829	$228,866

Gross Unrealized Holding Losses and Fair Value, Aggregated by Investment Category and Length of Time

The securities that are held to maturity each have a strong credit rating and Makita has both the intent and ability to hold such investments to maturity; therefore, Makita believes that it will not realize any losses on the held-to-maturity securities.

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥1,669	¥55	¥-	¥-
Held-to-maturity:
Corporate debt securities	101	-	-	-
Investments:
Available-for-sale:
Marketable equity securities	2,237	238	-	-
Held-to-maturity:
Corporate debt securities	2,442	6	563	37
Public debt securities (except Government debt securities)	303	-	-	-

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2012	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Corporate debt securities	¥490	¥-	¥-	¥-
Investment in trusts	341	13	-	-
Held-to-maturity:
Corporate debt securities	1,704	3	100	-
Public debt securities (except Government debt securities)	199	1	-	-
Investments:
Held-to-maturity:
Corporate debt securities	2,127	7	588	11

	U.S. Dollars in thousands
	Less than 12 months		12 months or more
As of March 31, 2012	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Corporate debt securities	$5,976	$-	$-	$-
Investment in trusts	4,159	158	-	-
Held-to-maturity:
Corporate debt securities	20,780	37	1,220	-
Public debt securities (except Government debt securities)	2,427	12	-	-

Investments:
Held-to-maturity:
Corporate debt securities	25,939	86	7,171	134

Maturities of Debt Securities Classified as Available-For-Sale and Held-To-Maturity

Maturities of debt securities classified as available-for-sale and held-to-maturity as of March 31, 2012, regardless of their balance sheet classification, were as follows:

Maturities of debt securities based on Cost as of March 31, 2012

	Yen in millions
	Available -for-sale	Held-to -maturity	Total
Due within one year	¥-	¥3,818	¥3,818
Due after one to five year	589	6,290	6,879
Due after five to ten year	-	600	600
Due after ten year	-	-	-

Total	¥589	¥10,708	¥11,297

Maturities of debt securities based on fair value as of March 31, 2012

	Yen in millions
	Available -for-sale	Held-to -maturity	Total
Due within one year	¥-	¥3,815	¥3,815
Due after one to five year	591	6,298	6,889
Due after five to ten year	-	589	589
Due after ten year	-	-	-

Total	¥591	¥10,702	¥11,293

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2012
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intellectual property rights	¥2,879	¥368	¥2,879	¥579	$35,110	$7,061
Software	3,040	2,044	3,400	2,251	41,463	27,451
Other	1,403	412	1,487	477	18,134	5,817

Total	¥7,322	¥2,824	¥7,766	¥3,307	$94,707	$40,329

Intangible Assets Not Subject to Amortization	Intangible assets not subject to amortization at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Gross carrying amount	¥97	¥56	$683

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill at March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Beginning balance	¥721	¥721	$8,793
Impairment	-	-	-
Other	-	-	-

Ending balance	¥721	¥721	$8,793

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Income before Income Taxes and Provision for Income Taxes

Income before income taxes and the provision for income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Income before income taxes:
Domestic	¥3,301	¥9,963	¥14,489	$176,695
Foreign	30,217	32,767	32,474	396,025

Total	33,518	42,730	46,963	572,720
Provision for income taxes:
Current - Domestic	1,647	2,369	4,920	60,000
- Foreign	7,113	8,725	9,389	114,500

Sub total	8,760	11,094	14,309	174,500
Deferred - Domestic	1,838	542	193	2,354
- Foreign	354	823	(328)	(4,000)

Sub total	2,192	1,365	(135)	(1,646)

Total provision for income taxes	¥10,952	¥12,459	¥14,174	$172,854

Allocation of Total Income Taxes

Total income taxes were allocated as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Net income	¥10,952	¥12,459	¥14,174	$172,854
Other comprehensive income (loss):
Foreign currency translation adjustment	5	(21)	(49)	(597)
Unrealized holding gains (losses) on available-for-sale securities	1,639	(566)	120	1,463
Pension liability adjustment	673	(288)	62	756

Total income taxes	¥13,269	¥11,584	¥14,307	$174,476

Reconciliation of Combined Statutory Income Tax Rates to Effective Income Tax Rates

A reconciliation of the combined statutory income tax rates to the effective income tax rates was as follows:

	Year ended March, 31
	2010	2011	2012
Combined statutory income tax rate in Japan	40.3%	40.3%	40.3%
Non-deductible expenses	0.7	0.5	0.7
Non-taxable dividends received	(0.1)	(0.1)	(0.1)
Change in valuation allowance	5.0	(0.9)	(2.2)
Tax sparing impact	(0.7)	(0.9)	(1.0)
Effect of the foreign tax rate differential	(14.2)	(11.5)	(9.5)
Other, net	1.7	1.8	2.0

Effective income tax rate	32.7%	29.2%	30.2%

Significant Components of Deferred Income Tax Expense Attributable to Income before Income Taxes

The significant components of deferred income tax expense attributable to income before income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Deferred tax expense (benefit) (exclusive of the effects of other components below)	¥1,172	¥1,499	¥766	$9,342
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	1,020	(134)	(901)	(10,988)

	¥2,192	¥1,365	¥(135)	$(1,646)

Significant Components of Deferred Income Tax Assets and Liabilities

Significant components of deferred income tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income tax assets:
Marketable securities and investment securities	¥2,407	¥2,417	$29,476
Accrued retirement and termination benefits	1,151	724	8,829
Accrued expenses	929	888	10,829
Inventories	1,584	1,755	21,402
Property, plant and equipment	1,898	1,682	20,512
Accrued payroll	1,642	1,731	21,110
Net operating loss carryforwards	742	666	8,122
Other	1,631	1,052	12,830

Total gross deferred income tax assets	11,984	10,915	133,110
Valuation allowance	(1,640)	(557)	(6,793)

Sub total	¥10,344	¥10,358	$126,317
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	¥(371)	¥(364)	$(4,439)
Accrued retirement and termination benefits	-	(321)	(3,915)
Unrealized gain on available-for-sale securities	(1,935)	(2,012)	(24,537)
Property, plant and equipment	(1,445)	(1,163)	(14,183)
Other	(9)	(2)	(23)

Total gross deferred income tax liabilities	(3,760)	(3,862)	(47,097)

Net deferred income tax assets	¥6,584	¥6,496	$79,220

Net Deferred Income Taxes Recorded In Consolidated Balance Sheets

Net deferred income taxes are recorded in the consolidated balance sheets as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income taxes:
Current assets	¥6,039	¥5,898	$71,927
Investments and other assets	1,403	853	10,402
Current liabilities	(112)	(125)	(1,524)
Long-term liabilities	(746)	(130)	(1,585)

Total	¥6,584	¥6,496	$79,220

Net Operating Losses by Expiration Period	The net operating losses will expire as follows:

	Yen in millions	U.S. Dollars in thousands
Within 5 years	¥150	$1,829
6 to 20 years	1,961	23,915
Indefinite	1,069	13,036

Total	¥3,180	$38,780

RETIREMENT AND TERMINATION BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Net Periodic Pension Cost of Defined Benefits Plan

The net periodic pension costs of the defined benefit plans for the years ended March 31, 2010, 2011 and 2012 consisted of the following components:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Service cost-benefit earned during the year	¥1,282	¥1,342	¥1,345	$16,402
Interest cost on projected benefit obligation	902	864	833	10,159
Expected return on plan assets	(1,114)	(883)	(964)	(11,756)
Amortization of prior service cost	(208)	(208)	(221)	(2,695)
Recognized actuarial loss	180	291	441	5,378

Net periodic pension costs	¥1,042	¥1,406	¥1,434	$17,488

Net Actuarial Loss and Amortization of Prior Service Cost Which Will Be Amortized From Accumulated Other Comprehensive Income into Net Periodic Benefit Cost over the Next Fiscal Year

Net actuarial loss and amortization of prior service cost which will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are as follows:

	Yen in millions	U.S. Dollars in thousands
	2013	2013
Net actuarial loss	¥575	$7,012
Amortization of prior service cost	(230)	(2,805)

Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥37,898	¥37,987	$463,256
Service cost	1,342	1,345	16,402
Interest cost	864	833	10,159
Plan amendment	-	(10)	(122)
Actuarial loss (gain)	113	(26)	(317)
Benefits paid	(2,065)	(2,455)	(29,939)
Foreign exchange impact	(165)	(163)	(1,988)

Projected benefit obligation at end of year	37,987	37,511	457,451

Change in plan assets:
Fair value of plan assets at beginning of year	33,929	34,625	422,256
Actual return on plan assets	161	854	10,415
Employer contributions	2,427	2,420	29,512
Benefits paid	(1,876)	(2,220)	(27,073)
Foreign exchange impact	(16)	(25)	(305)

Fair value of plan assets at end of year	34,625	35,654	434,805

Underfunded status	¥(3,362)	¥(1,857)	$(22,646)

Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	¥13,999	¥13,652	$166,488
Prior service cost	(1,935)	(1,728)	(21,073)

	¥12,064	¥11,924	$145,415

Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	¥(234)	¥(122)	$(1,487)
Non-current liabilities	(3,128)	(3,027)	(36,,915)
Other assets	-	1,292	15,756

	¥(3,362)	¥(1,857)	$(22,646)

Accumulated Benefit Obligation for All Defined Benefit Plans	The accumulated benefit obligation for all defined benefit plans was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Accumulated benefit obligation	¥33,547	¥33,015	$402,622

Weighted-average Assumptions used to Determine Benefit Obligations

The weighted-average assumptions used to determine benefit obligations at March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.3%	2.1%
Assumed rate of increase in future compensation levels	2.8%	2.8%

Weighted-average Assumptions used to Determine Net Periodic Pension Cost

The weighted-average assumptions used to determine net periodic pension cost for each of the years in the three-year period ended March 31, 2012, were as follows:

	2010	2011	2012
Discount rate	2.5%	2.3%	2.2%
Assumed rate of increase in future compensation levels	2.8%	2.8%	2.8%
Expected long-term rate of return on plan assets	2.9%	2.2%	2.6%

Target Allocations by Asset Class

The target allocations by asset class are as follows:

Asset Class:	Target Allocations
Equity securities	15%
Debt securities	41
Life insurance company general accounts	19
Short-term assets	2
Alternative investments	23

Total	100%

Fair Values of Pension Plan Assets

The fair values of Makita’s pension plan assets as of March 31, 2011 and 2012, by asset class, were as follows:

	Yen in millions
As of March 31, 2011	Total	Level 1	Level 2	Level 3
Equity securities:
Domestic
Securities	¥2,043	¥2,043	¥-	¥-
Securities (commingled funds)	1,611	-	1,611	-
Overseas
Securities	1,194	1,194	-	-
Securities (commingled funds)	4,263	-	4,263	-
Debt securities:
Domestic
Government bonds	531	-	531	-
Commingled funds	8,818	-	8,818	-
Overseas
Government bonds	971	-	971	-
Commingled funds	5,340	-	5,340	-
Life insurance company general accounts	5,246	-	5,246	-
Short-term assets	1,961	1,878	83	-
Alternative investments
Commingled funds	2,647	-	2,647	-

Total	¥34,625	¥5,115	¥29,510	¥-

	Yen in millions								U.S. Dollars in thousands
As of March 31, 2012	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Equity securities:	¥		¥		¥		¥		$		$		$		$
Domestic
Securities		2,106		2,106		-		-		25,683		25,683		-		-
Securities (commingled funds)		1,637		-		1,637		-		19,963		-		19,963		-
Overseas
Securities		1,296		1,296		-		-		15,805		15,805		-		-
Securities (commingled funds)		3,857		-		3,857		-		47,037		-		47,037		-
Debt securities:
Domestic
Government bonds		1,248		-		1,248		-		15,220		-		15,220		-
Commingled funds		7,209		-		7,209		-		87,915		-		87,915		-
Overseas
Government bonds		561		-		561		-		6,841		-		6,841		-
Commingled funds		6,145		-		6,145		-		74,939		-		74,939		-
Life insurance company general accounts		6,128		-		6,128		-		74,732		-		74,732		-
Short-term assets		2,668		2,607		61		-		32,536		31,792		744		-
Alternative investments
Commingled funds		2,799		-		2,279		520		34,134		-		27,793		6,341

Total		¥35,654		¥6,009		¥29,125		¥520		$434,805		$73,280		$355,184		$6,341

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table summarizes the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Balance at beginning of year	¥-	¥-	$-
Actual return on plan assets relating to assets held at year end	-	20	244
Purchases	-	500	6,097

Balance at end of year	-	520	6,341

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Projected benefit obligation	¥3,659	¥3,596	$43,854
Accumulated benefit obligation	3,627	3,526	43,000
Fair value of plan assets	432	447	5,451
Accumulated benefit obligation in excess of plan assets	3,195	3,079	37,549

Expected Benefits Payment in Each of the Next Five Fiscal years and Thereafter

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year ending March 31,	Yen in millions
2013	¥2,004
2014	1,785
2015	1,779
2016	1,760
2017	1,389
2018-2022	9,375

Total	¥18,092

SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

As of March 31, 2011 and 2012, short-term borrowings consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Bank borrowings	¥338	¥2,335	$28,476
Current maturities of long-term indebtedness	530	16	$195

Total	¥868	¥2,351	$28,671

Long-term Indebtedness

As of March 31, 2011 and 2012, long-term indebtedness consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
1.9% (weighted average rate) unsecured loans from banks, due 2012	¥500	¥-	$-
Capital lease obligations (see Note 3 (g))	49	28	341
Less- Current maturities included in short-term borrowings	(530)	(16)	(195)

Total	¥19	¥12	$146

Aggregate Annual Maturities of Long-Term Indebtedness

The aggregate annual maturities of long-term indebtedness subsequent to March 31, 2012 are as summarized below:

Year ending March 31,	Yen in millions
2013	¥16
2014	7
2015	3
2016	1
2017	1
2018 and after	-

Total	¥28

OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss as of March 31, 2010, 2011 and 2012, were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Foreign currency translation adjustment:
Beginning balance	¥(35,561)	¥(38,492)	¥(50,041)	$(610,256)
Adjustments to for the year	(2,931)	(11,549)	(4,806)	(58,610)

Ending balance	(38,492)	(50,041)	(54,847)	(668,866)
Unrealized holding gains on available-for-sale securities:
Beginning balance	820	3,250	2,412	29,415
Adjustments to for the year	2,430	(838)	487	5,939

Ending balance	3,250	2,412	2,899	35,354
Pension liability adjustment:
Beginning balance	(7,720)	(6,790)	(7,195)	(87,744)
Adjustments to for the year	930	(405)	77	939

Ending balance	(6,790)	(7,195)	(7,118)	(86,805)
Total other accumulated comprehensive loss:
Beginning balance	(42,461)	(42,032)	(54,824)	(668,585)
Adjustments to for the year	429	(12,792)	(4,242)	(51,732)

Ending balance	¥(42,032)	¥(54,824)	¥(59,066)	$(720,317)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) were as follows:

	Yen in millions
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2010
Foreign currency translation adjustment	¥(2,926)	¥(5)	¥(2,931)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains arising during the year	4,343	(1,750)	2,593
Less-Reclassification adjustment for gains realized in net income	(274)	111	(163)

Net unrealized gains	4,069	(1,639)	2,430
Pension liability adjustment:
Unrealized gains arising during the year	1,622	(682)	940
Less-Reclassification adjustment for gains realized in net income	(19)	9	(10)

Net unrealized gains	1,603	(673)	930
Other comprehensive income	¥2,746	¥(2,317)	¥429

For the year ended March 31, 2011
Foreign currency translation adjustment	¥(11,570)	¥21	¥(11,549)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(1,272)	513	(759)
Less-Reclassification adjustment for gains realized in net income	(132)	53	(79)

Net unrealized losses	(1,404)	566	(838)
Pension liability adjustment:
Unrealized losses arising during the year	(776)	321	(455)
Add-Reclassification adjustment for losses realized in net income	83	(33)	50

Net unrealized losses	(693)	288	(405)
Other comprehensive losses	¥(13,667)	¥875	¥(12,792)

For the year ended March 31, 2012
Foreign currency translation adjustment	¥(4,855)	¥49	¥(4,806)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(45)	143	98
Add-Reclassification adjustment for losses realized in net income	652	(263)	389

Net unrealized gains	607	(120)	487
Pension liability adjustment:
Unrealized losses arising during the year	(81)	27	(54)
Add-Reclassification adjustment for losses realized in net income	220	(89)	131

Net unrealized gains	139	(62)	77
Other comprehensive losses	¥(4,109)	¥(133)	¥(4,242)

	U.S. Dollars in thousands
	Pretax amount	Tax benefit (expense)	Net of tax amount

For the year ended March 31, 2012
Foreign currency translation adjustment	$(59,207)	$597	$(58,610)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(549)	1,744	1,195
Add-Reclassification adjustment for losses realized in net income	7,951	(3,207)	4,744

Net unrealized gains	7,402	(1,463)	5,939
Pension liability adjustment:
Unrealized losses arising during the year	(988)	329	(659)
Add-Reclassification adjustment for losses realized in net income	2,683	(1,085)	1,598

Net unrealized gains	1,695	(756)	939
Other comprehensive losses	$(50,110)	$(1,622)	$(51,732)

EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2012
Basic Earnings Per Share Computations

Basic earnings per share computations were as follows. There were no diluted effects during the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. Dollars in thousands
Numerator	2010	2011	2012	2012
Net income available to common share-holders- Basic	¥22,258	¥29,905	¥32,497	$396,305

Denominator	Number of shares
Weighted average common shares outstanding- Basic	137,762,051	137,759,272	137,244,683

	Yen			U.S. Dollars
Earnings per share: Basic	¥161.6	¥217.1	¥236.8	$2.89

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2012
Minimum Rental Payments Required Under Noncancelable Operating Lease Agreements

The minimum rental payments required under noncancelable operating lease agreements as of March 31, 2012, were as follows:

Year ending March 31,	Yen in millions
2013	¥811
2014	726
2015	515
2016	318
2017	233
2018 and after	135

Total	¥2,738

Summary of Change In Accrued Product Warranty Cost

The change in accrued product warranty cost for the years ended March 31, 2010, 2011 and 2012 was summarized as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Balance at beginning of year	¥1,677	¥1,835	¥2,015	$24,573
Addition	1,484	1,601	1,482	18,073
Utilization	(1,373)	(1,344)	(1,404)	(17,122)
Foreign exchange impact	47	(77)	(61)	(744)

Balance at end of year	¥1,835	¥2,015	¥2,032	$24,780

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Placement in Fair Value Hierarchy of Makita's Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the placement in the fair value hierarchy of Makita’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2011 and 2012:

As of March 31, 2011	Yen in millions
	Level 1		Level 2		Level 3
Assets:	¥		¥		¥
Short-term investments:
Corporate debt securities		-		591		-
Investments in trusts		4,156		1,039		-
MMF and FFF		-		26,720		-
Marketable equity securities		948		-		-
Derivatives Investments:		-		45		-
Marketable equity securities		11,800		-		-
Liabilities:
Derivatives		¥-		¥(433)		¥-

As of March 31, 2012	Yen in millions						U.S. Dollars in thousands
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
Assets:	¥		¥		¥		$		$		$
Short-term investments:
Corporate debt securities		-		591		-		-		7,207		-
Investments in trusts		5,596		916		-		68,244		11,171		-
MMF and FFF		-		13,336		-		-		162,634		-
Marketable equity securities		868		-		-		10,585		-		-
Derivatives Investments:		-		129		-		-		1,573		-
Marketable equity securities		11,877		-		-		144,841		-		-
Liabilities:
Derivatives		¥-		¥(281)		¥-		$-		$(3,427)		$-

Placement in Fair Value Hierarchy of Makita's Assets Measured at Fair Value on a Non-Recurring Basis

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2010:

As of March 31, 2010	Yen in millions
	Fair Value			Impairment loss
	Level 1	Level 2	Level 3
Assets:
Long-lived assets	¥-	¥-	¥2,762	¥354
Goodwill	-	-	-	1,251

During the year ended March 31, 2011, Makita recognized an impairment loss of ¥ 262 million on certain unused assets of machinery and equipments. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets. The impairment loss was included in the result of Europe operating segment. Makita classified them as Level 3 because these were valued based on unobservable inputs.

During the year ended March 31, 2012, Makita recognized an impairment loss of ¥ 214 million ($2,610 thousand) on long-lived assets. The impairment loss was included in the results of the Japan segment. The management estimated the fair value of the land for the plant by the market approach method and that of the other long-lived assets by the cost approach method and the income approach method with the assistance of an independent third party appraiser. These values were presented in Level 3 because these were valued based on unobservable inputs.

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2012:

	Yen in millions
	Fair Value			Impairment loss
As of March 31, 2012	Level 1	Level 2	Level 3
Assets:
Long-lived assets	¥-	¥-	¥2,630	¥214

	U.S. Dollars in thousands
	Fair Value
As of March 31, 2012	Level 1	Level 2	Level 3	Impairment loss
Assets:
Long-lived assets	$-	$-	$32,073	$2,610

DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Instruments

The derivative instruments as of March 31, 2011 and 2012 were as follows.

		Yen in millions		U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Balance sheet Location	2011	2012	2012
Assets
Current assets
Foreign currency contracts	Other current assets	¥45	¥129	$1,573

Total		¥45	¥129	$1,573

Liabilities
Current liabilities
Foreign currency contracts	Other liabilities	(433)	(281)	(3,427)

Total		¥(433)	¥(281)	$(3,427)

Amount of Gain or (Loss) Recognized In Income on Derivative

The amount of gains or (losses) recognized in income on derivative for the year ended March 31, 2010, 2011, and 2012 were as follows.

Amount of gains (losses) recognized in income on derivative

		Yen in millions			U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Location of gains (losses) recognized in income on derivative	Amount of gains (losses) recognized in income on derivative
		2010	2011	2012	2012
Foreign currency contracts	Exchange gains (losses)	¥565	¥(112)	¥236	$2,878
Currency swaps	Exchange gains (losses)	321	-	-	-
Currency option contracts	Exchange gains (losses)	3	4	-	-

Total		¥889	¥(108)	¥236	$2,878

Total Gross Notional Amounts for Outstanding Derivatives (Recorded At Fair Value)

Total gross notional amounts for outstanding derivatives (recorded at fair value) were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Foreign currency contracts	¥22,836	¥27,450	$334,756

Total	¥22,836	¥27,450	$334,756

Notional Amounts for Foreign Currency Contracts, Foreign Currency Swaps and Currency Option Contracts, Presented By Currency

The notional amounts for Foreign currency contracts presented by currency, were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
U.S. Dollars	¥15,533	¥18,445	$224,939
Euro	5,254	6,933	84,549
Other	2,049	2,072	25,268

Total	¥22,836	¥27,450	$334,756

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Financial Instruments

The estimated fair value of the financial instruments was as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Fair Value Levels
Short-term investments (see Note 16)	¥33,555	¥33,555	¥25,125	¥25,122	$306,402	$306,365	1 or 2
Investments (see Note 16)	16,670	16,630	18,767	18,764	228,866	228,829	1 or 2
Long-term time deposits	11	11	15	15	183	183	2
Long-term indebtedness including current maturities	(549)	(550)	(28)	(28)	(341)	(341)	2
Foreign currency contracts:
Assets (see Note 16)	45	45	129	129	1,573	1,573	2
Liabilities (see Note 16)	¥(433)	¥(433)	¥(281)	¥(281)	$(3,427)	$(3,427)	2

OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Segment Products and Services

Makita is a manufacturer and wholesaler of electric power tools and other tools. The operating segments derive substantially all of their revenues from the sale of electric power tools and parts and repairs.

Year ended March 31, 2010

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥55,767	¥109,484	¥34,547	¥9,007	¥37,018	¥245,823	¥-	¥245,823
Inter-segment	33,309	2,809	1,847	57,820	98	95,883	(95,883)	-

Total	89,076	112,293	36,394	66,827	37,116	341,706	(95,883)	245,823

Operating expenses	89,719	99,418	36,034	57,947	34,942	318,060	(102,627)	215,433
Segment income	(643)	12,875	360	8,880	2,174	23,646	6,744	30,390
Other income (expense), net	-	-	-	-	-	-	-	3,128
Income before income taxes	-	-	-	-	-	-	-	33,518
Long-lived assets	41,214	14,887	1,983	10,732	4,543	73,359	(159)	73,200
Segment assets	232,226	110,009	30,281	58,148	39,229	469,893	(120,054)	349,839
Capital expenditures	3,800	4,817	198	1,541	543	10,899	(62)	10,837
Write-down of inventories	87	-	-	45	63	195	-	195
Depreciation and amortization	4,693	1,351	431	1,497	397	8,369	(61)	8,308
Impairment loss	1,605	-	-	-	-	1,605	-	1,605
Government Grants	¥-	¥-	¥-	¥-	¥339	¥339	¥-	¥339

Year ended March 31, 2011

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥62,194	¥115,554	¥37,573	¥12,365	¥44,944	¥272,630	¥-	¥272,630
Inter-segment	51,230	3,171	2,979	101,216	116	158,712	(158,712)	-

Total	113,424	118,725	40,552	113,581	45,060	431,342	(158,712)	272,630

Operating expenses	102,905	105,361	38,698	100,575	38,646	386,185	(155,464)	230,721
Segment income	10,519	13,364	1,854	13,006	6,414	45,157	(3,248)	41,909
Other income (expense), net	-	-	-	-	-	-	-	821
Income before income taxes	-	-	-	-	-	-	-	42,730
Long-lived assets	39,400	15,630	1,732	11,210	4,166	72,138	(100)	72,038
Segment assets	236,821	123,140	30,539	72,264	47,145	509,909	(137,402)	372,507
Capital expenditures	2,781	3,718	214	2,878	235	9,826	(84)	9,742
Write-down of inventories	-	308	4	83	314	709	-	709
Depreciation and amortization	4,225	1,226	355	1,432	377	7,615	(58)	7,557
Impairment loss	-	262	-	-	-	262	-	262
Government Grants	¥-	¥-	¥-	¥-	¥1,327	¥1,327	¥-	¥1,327

Year ended March 31, 2012

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥71,499	¥123,537	¥38,073	¥12,887	¥49,715	¥295,711	¥-	¥295,711
Inter-segment	54,183	4,094	3,145	108,288	351	170,061	(170,061)	-

Total	125,682	127,631	41,218	121,175	50,066	465,772	(170,061)	295,711

Operating expenses	110,086	113,726	38,921	110,396	43,614	416,743	(169,548)	247,195
Segment income	15,596	13,905	2,297	10,779	6,452	49,029	(513)	48,516
Other income (expense), net	-	-	-	-	-	-	-	(1,553)
Income before income taxes	-	-	-	-	-	-	-	46,963
Long-lived assets	39,765	15,407	1,898	16,847	3,956	77,873	(135)	77,738
Segment assets	236,620	121,502	30,966	82,859	52,647	524,594	(141,338)	383,256
Capital expenditures	3,991	2,182	492	6,589	320	13,574	(93)	13,481
Write-down of inventories	14	1,326	34	12	576	1,962	-	1,962
Depreciation and amortization	3,791	1,244	366	1,486	406	7,293	(56)	7,237
Impairment loss	214	-	-	-	-	214	-	214
Government Grants	¥-	¥-	¥-	¥-	¥954	¥954	¥-	¥954

Year ended March 31, 2012

	U.S. Dollars in thousands
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	$871,939	$1,506,549	$464,305	$157,159	$606,280	$3,606,232	$-	$3,606,232
Inter-segment	660,768	49,927	38,354	1,320,585	4,281	2,073,915	(2,073,915)	-

Total	1,532,707	1,556,476	502,659	1,477,744	610,561	5,680,147	(2,073,915)	3,606,232

Operating expenses	1,342,512	1,386,903	474,647	1,346,293	531,877	5,082,232	(2,067,659)	3,014,573
Segment income	190,195	169,573	28,012	131,451	78,684	597,915	(6,256)	591,659
Other income (expense), net	-	-	-	-	-	-	-	(18,939)
Income before income taxes	-	-	-	-	-	-	-	572,720
Long-lived assets	484,939	187,890	23,146	205,451	48,245	949,671	(1,647)	948,024
Segment assets	2,885,610	1,481,732	377,634	1,010,476	642,036	6,397,488	(1,723,634)	4,673,854
Capital expenditures	48,671	26,610	6,000	80,354	3,902	165,537	(1,135)	164,402
Write-down of inventories	171	16,171	415	146	7,024	23,927	-	23,927
Depreciation and amortization	46,232	15,171	4,463	18,122	4,951	88,939	(683)	88,256
Impairment loss	2,610	-	-	-	-	2,610	-	2,610
Government Grants	$-	$-	$-	$-	$11,634	$11,634	$-	$11,634

Current Revenues from External Customers by Geographic Area

Makita’s current revenues from external customers by geographic area are set forth below.

Consolidated Net Sales by Geographic Area

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
	Year ended March 31,
	2010		2011		2012		2012
Japan	¥42,697	17.4%	¥46,065	16.9%	¥53,175	18.0%	$648,476
Europe	109,106	44.4	115,977	42.5	123,251	41.7	1,503,061
United States	26,292	10.7	27,691	10.2	28,660	9.7	349,512
North America (excluding United States)	8,217	3.3	9,420	3.4	8,815	3.0	107,500
Asia (excluding Japan)	18,373	7.5	23,073	8.5	26,013	8.8	317,232
Other	41,138	16.7	50,404	18.5	55,797	18.8	680,451

Total	¥245,823	100%	¥272,630	100%	295,711	100%	$3,606,232

Consolidated Net Sales by Product categories

Consolidated Net Sales by Product Categories

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
Fiscal year	2010		2011		2012		2012
Power Tools	¥173,998	70.8%	¥195,952	71.9%	¥213,274	72.1%	$2,600,903
Gardening Equipments, Household and Other Products	34,145	13.9	37,145	13.6	39,827	13.5	485,695
Parts, Repairs and Accessories	37,680	15.3	39,533	14.5	42,610	14.4	519,634

Total	¥245,823	100%	¥272,630	100%	¥295,711	100%	$3,606,232

SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME (Tables)	12 Months Ended
Mar. 31, 2012
Amounts Included in Selling, General, Administrative and Others, Net

The following amounts were included in selling, general, administrative and others, net for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Research and Development Costs	¥6,782	¥7,283	¥7,603	$92,720
Advertising Costs	4,203	4,462	4,713	57,476
Shipping and Handling Costs	5,492	5,770	6,180	75,366
Government Grants *	(339)	(1,327)	(954)	(11,634)

*	Government Grants are related to value added tax incentives granted by Parana state in Brazil.

DESCRIPTION OF BUSINESS - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Mar. 31, 2011 Tsunami	Mar. 31, 2012 Japan Location	Mar. 31, 2012 Foreign Location	Mar. 31, 2012 Europe	Mar. 31, 2012 North America	Mar. 31, 2012 Asia	Mar. 31, 2012 Other Foreign Country
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of net sales generated from overseas customers			82.00%	41.70%	12.70%	8.80%	18.80%
Number of plants		2	7
Damage losses	¥ 6
Cash donation for restoration and repair	¥ 50

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Building and Building Improvements Year	Mar. 31, 2012 Machinery and Equipment Year
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum					10	3
Estimated useful lives, maximum					60	20
Depreciation and amortization	$ 79,683	¥ 6,534,000	¥ 6,910,000	¥ 7,756,000

Capital Leases (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Capital Leased Assets [Line Items]
Aggregate cost	$ 2,293	¥ 188,000	¥ 238,000
Accumulated amortization	$ 1,939	¥ 159,000	¥ 187,000

TRANSLATION OF FINANCIAL STATEMENTS - Additional Information (Detail)	Mar. 31, 2012
Exchange rate	82

Inventories (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Inventory [Line Items]
Finished goods	$ 1,327,744	¥ 108,875,000	¥ 91,059,000
Work in process	27,634	2,266,000	2,551,000
Raw materials	224,756	18,430,000	16,985,000
Total	$ 1,580,134	¥ 129,571,000	¥ 110,595,000

INVENTORIES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Tsunami USD ($)	Mar. 31, 2011 Tsunami JPY (¥)
Schedule of Inventory [Line Items]
Inventory write-downs	$ 23,927	¥ 1,962,000	¥ 709,000	¥ 195,000	$ 36	¥ 3,000

IMPAIRMENT OF LONG-LIVED ASSETS - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Japan Gardening Equipments, Household and Other Products USD ($)	Mar. 31, 2012 Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2011 Europe Gardening Equipments, Household and Other Products JPY (¥)
Indefinite-lived Intangible Assets by Segment [Line Items]
Long-lived assets impairment loss	$ 2,610,000	¥ 214,000,000	¥ 262,000,000	¥ 1,605,000,000	$ 2,610,000	¥ 214,000,000	¥ 1,605,000,000	$ 2,610,000	¥ 214,000,000	¥ 354,000,000	¥ 262,000,000	¥ 262,000,000
Long-lived assets												¥ 0

Cost, Gross Unrealized Holding Gains and Losses, Fair Value and Carrying Amount by Major Security Type (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Short-term marketable securities USD ($)	Mar. 31, 2012 Short-term marketable securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities MMF and FFF USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities MMF and FFF JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities MMF and FFF JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Marketable Equity Securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)	Mar. 31, 2012 Long-term marketable securities USD ($)	Mar. 31, 2012 Long-term marketable securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities USD ($)	Mar. 31, 2012 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Government debt securities USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Government debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Government debt securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	$ 171,501	¥ 14,063,000	¥ 12,356,000	$ 297,841	¥ 24,423,000	¥ 33,070,000	$ 251,280	¥ 20,605,000	¥ 32,969,000	$ 7,183	¥ 589,000	¥ 588,000	$ 74,073	¥ 6,074,000	¥ 4,990,000	$ 162,634	¥ 13,336,000	¥ 26,720,000	$ 7,390	¥ 606,000	¥ 671,000	$ 46,561	¥ 3,818,000	$ 42,890	¥ 3,517,000	¥ 101,000	$ 3,671	¥ 301,000	$ 84,025	¥ 6,890,000	¥ 4,870,000	$ 87,476	¥ 7,173,000	¥ 7,486,000	$ 74,220	¥ 6,086,000	¥ 3,964,000	$ 2,439	¥ 200,000	¥ 200,000	$ 7,366	¥ 604,000	¥ 706,000
Gains	57,548	4,719,000	4,555,000	8,731	716,000	540,000	8,719	715,000	540,000	24	2,000	3,000	5,500	451,000	260,000				3,195	262,000	277,000	12	1,000	12	1,000				183	15,000	3,000	57,365	4,704,000	4,552,000	122	10,000	1,000	12	1,000	1,000	49	4,000	1,000
Losses	220	18,000	281,000	207	17,000	55,000	158	13,000	55,000				158	13,000	55,000							49	4,000	37	3,000		12	1,000	220	18,000	43,000			238,000	220	18,000	43,000
Fair value	228,829	18,764,000	16,630,000	306,365	25,122,000	33,555,000	259,841	21,307,000	33,454,000	7,207	591,000	591,000	79,415	6,512,000	5,195,000	162,634	13,336,000	26,720,000	10,585	868,000	948,000	46,524	3,815,000	42,865	3,515,000	101,000	3,659	300,000	83,988	6,887,000	4,830,000	144,841	11,877,000	11,800,000	74,122	6,078,000	3,922,000	2,451	201,000	201,000	7,415	608,000	707,000
Carrying amount	$ 228,866	¥ 18,767,000	¥ 16,670,000	$ 306,402	¥ 25,125,000	¥ 33,555,000	$ 259,841	¥ 21,307,000	¥ 33,454,000	$ 7,207	¥ 591,000	¥ 591,000	$ 79,415	¥ 6,512,000	¥ 5,195,000	$ 162,634	¥ 13,336,000	¥ 26,720,000	$ 10,585	¥ 868,000	¥ 948,000	$ 46,561	¥ 3,818,000	$ 42,890	¥ 3,517,000	¥ 101,000	$ 3,671	¥ 301,000	$ 84,025	¥ 6,890,000	¥ 4,870,000	$ 144,841	¥ 11,877,000	¥ 11,800,000	$ 74,220	¥ 6,086,000	¥ 3,964,000	$ 2,439	¥ 200,000	¥ 200,000	$ 7,366	¥ 604,000	¥ 706,000

SHORT-TERM INVESTMENTS AND INVESTMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investments [Line Items]
Non-marketable securities at cost	$ 4,719	¥ 387,000	¥ 399,000
Gross realized gains on sales of short-term investments and investments	171	14,000	331,000	502,000
Gross realized losses including other than temporary	(8,122)	(666,000)	(199,000)	(228,000)
Gross unrealized losses on short-term investments and investments	(8,122)	(666,000)	(199,000)	(228,000)
Proceeds from sales and maturities of available-for-sale securities	165,585	13,578,000	1,656,000	2,467,000
Proceeds from maturities of the held-to-maturity securities	$ 3,658	¥ 300,000	¥ 800,000	¥ 350,000

Gross Unrealized Holding Losses and Fair Value, Aggregated by Investment Category and Length of Time (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)	Mar. 31, 2011 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)
Investments, Unrealized Loss Position [Line Items]
Fair value	$ 4,159	¥ 341,000	¥ 1,669,000	$ 5,976	¥ 490,000	$ 20,780	¥ 1,704,000	¥ 101,000	$ 2,427	¥ 199,000	¥ 2,237,000	$ 25,939	¥ 2,127,000	¥ 2,442,000	¥ 303,000
Gross unrealized holding losses	158	13,000	55,000			37	3,000		12	1,000	238,000	86	7,000	6,000
Fair value						1,220	100,000					7,171	588,000	563,000
Gross unrealized holding losses												$ 134	¥ 11,000	¥ 37,000

Maturities of Debt Securities Classified as Available-For-Sale and Held-To-Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Maturities of debt securities based on Cost
Due within one year	¥ 3,818
Due after one to five year	6,879
Due after five to ten year	600
Due after ten year
Total	11,297
Maturities of debt securities based on Fair value
Due within one year	3,815
Due after one to five year	6,889
Due after five to ten year	589
Due after ten year
Total	11,293
Available-for-sale Securities
Maturities of debt securities based on Cost
Due after one to five year	589
Due after ten year
Total	589
Maturities of debt securities based on Fair value
Due after one to five year	591
Due after ten year
Total	591
Held-to-maturity Securities
Maturities of debt securities based on Cost
Due within one year	3,818
Due after one to five year	6,290
Due after five to ten year	600
Due after ten year
Total	10,708
Maturities of debt securities based on Fair value
Due within one year	3,815
Due after one to five year	6,298
Due after five to ten year	589
Due after ten year
Total	¥ 10,702

GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Computer Software, Intangible Asset Year	Mar. 31, 2012 Other Intangible Assets Year
Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets developed or acquired	$ 8,512,000	¥ 698,000,000
Weighted average amortization period for intangible assets	5	5				5	4
Amortization expense	8,573,000	703,000,000	647,000,000	552,000,000
2013		641,000,000
2014		581,000,000
2015		509,000,000
2016		480,000,000
2017		305,000,000
Good will impairment loss					¥ 1,251,000,000

Components of Intangible Assets Subject to Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Intellectual property rights USD ($)	Mar. 31, 2012 Intellectual property rights JPY (¥)	Mar. 31, 2011 Intellectual property rights JPY (¥)	Mar. 31, 2012 Computer Software, Intangible Asset USD ($)	Mar. 31, 2012 Computer Software, Intangible Asset JPY (¥)	Mar. 31, 2011 Computer Software, Intangible Asset JPY (¥)	Mar. 31, 2012 Other Intangible Assets USD ($)	Mar. 31, 2012 Other Intangible Assets JPY (¥)	Mar. 31, 2011 Other Intangible Assets JPY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 94,707	¥ 7,766,000	¥ 7,322,000	$ 35,110	¥ 2,879,000	¥ 2,879,000	$ 41,463	¥ 3,400,000	¥ 3,040,000	$ 18,134	¥ 1,487,000	¥ 1,403,000
Accumulated amortization	$ 40,329	¥ 3,307,000	¥ 2,824,000	$ 7,061	¥ 579,000	¥ 368,000	$ 27,451	¥ 2,251,000	¥ 2,044,000	$ 5,817	¥ 477,000	¥ 412,000

Intangible Assets Not Subject to Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross carrying amount	$ 683	¥ 56,000	¥ 97,000

Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Indefinite-lived Intangible Assets by Major Class [Line Items]
Beginning balance	$ 8,793	¥ 721,000	¥ 721,000
Impairment
Other
Ending balance	$ 8,793	¥ 721,000	¥ 721,000

Income Before Income Taxes and Provision for Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income before income taxes:
Domestic	$ 176,695	¥ 14,489,000	¥ 9,963,000	¥ 3,301,000
Foreign	396,025	32,474,000	32,767,000	30,217,000
INCOME BEFORE INCOME TAXES	572,720	46,963,000	42,730,000	33,518,000
Provision for income taxes:
Current - Domestic	60,000	4,920,000	2,369,000	1,647,000
Current - Foreign	114,500	9,389,000	8,725,000	7,113,000
Sub total	174,500	14,309,000	11,094,000	8,760,000
Deferred - Domestic	2,354	193,000	542,000	1,838,000
Deferred - Foreign	(4,000)	(328,000)	823,000	354,000
Sub total	(1,646)	(135,000)	1,365,000	2,192,000
Consolidated provision for income taxes	$ 172,854	¥ 14,174,000	¥ 12,459,000	¥ 10,952,000

Allocation of Total Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Net income	$ 172,854	¥ 14,174,000	¥ 12,459,000	¥ 10,952,000
Other comprehensive income (loss):
Foreign currency translation adjustment	(597)	(49,000)	(21,000)	5,000
Unrealized holding gains (losses) on available-for-sale securities	1,463	120,000	(566,000)	1,639,000
Pension liability adjustment	756	62,000	(288,000)	673,000
Total income taxes	$ 174,476	¥ 14,307,000	¥ 11,584,000	¥ 13,269,000

INCOME TAXES - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Unrecognized Tax Benefit USD ($)	Mar. 31, 2012 Unrecognized Tax Benefit JPY (¥)	Mar. 31, 2012 Annual Reporting Period Commencing April One Twenty Twelve to March Thirty First Twenty Fifteen	Mar. 31, 2012 Annual Reporting Period Commencing April One Twenty Fifteen
Income Taxes [Line Items]
National Corporate tax	30.00%	30.00%	30.00%	30.00%
Inhabitant tax	5.60%	5.60%	5.60%	5.60%
Deductible Enterprise tax	7.90%	7.90%	7.90%	7.90%
Statutory income tax rate	40.30%	40.30%	40.30%	40.30%			37.70%	35.40%
Deferred tax adjustment related to tax rate change		¥ 507,000,000
Effect of foreign tax rate differential	54,390,000	4,460,000,000	4,904,000,000	4,763,000,000
Effective tax rate	30.20%	30.20%	29.20%	32.70%
Percentage of decrease of tax expense	10.10%	10.10%	11.10%	(760.00%)
Decrease of tax expense due to "tax sparing"	5,878,000	482,000,000	367,000,000	232,000,000
Percentage of decrease of tax expense due to "tax sparing"	(1.00%)	(1.00%)	(0.90%)	(0.70%)
Deferred income tax assets, valuation allowance associated with net operating loss	6,793,000	557,000,000
Net operating loss carryforwards	38,780,000	3,180,000,000
Foreign tax credit carryforwards	1,744,000	143,000,000
Foreign tax credit carryforwards expiry	1 year	1 year
Unrecognized tax benefits of undistributed earnings of foreign subsidiaries	$ 4,439,000	¥ 364,000,000	¥ 371,000,000		$ 2,066,707,000	¥ 169,470,000,000

Reconciliation of Combined Statutory Income Tax Rates to Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Combined statutory income tax rate in Japan	40.30%	40.30%	40.30%
Non-deductible expenses	0.70%	0.50%	0.70%
Non-taxable dividends received	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	(2.20%)	(0.90%)	5.00%
Tax sparing impact	(1.00%)	(0.90%)	(0.70%)
Effect of the foreign tax rate differential	(9.50%)	(11.50%)	(14.20%)
Other, net	2.00%	1.80%	1.70%
Effective income tax rate	30.20%	29.20%	32.70%

Significant Components of Deferred Income Tax Expense Attributable to Income before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Deferred tax expense (benefit) (exclusive of the effects of other components below)	$ 9,342	¥ 766,000	¥ 1,499,000	¥ 1,172,000
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	(10,988)	(901,000)	(134,000)	1,020,000
Sub total	$ (1,646)	¥ (135,000)	¥ 1,365,000	¥ 2,192,000

Significant Components of Deferred Income Tax Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred income tax assets:
Marketable securities and investment securities	$ 29,476	¥ 2,417,000	¥ 2,407,000
Accrued retirement and termination benefits	8,829	724,000	1,151,000
Accrued expenses	10,829	888,000	929,000
Inventories	21,402	1,755,000	1,584,000
Property, plant and equipment	20,512	1,682,000	1,898,000
Accrued payroll	21,110	1,731,000	1,642,000
Net operating loss carryforwards	8,122	666,000	742,000
Other	12,830	1,052,000	1,631,000
Total gross deferred income tax assets	133,110	10,915,000	11,984,000
Valuation allowance	(6,793)	(557,000)	(1,640,000)
Sub total	126,317	10,358,000	10,344,000
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	(4,439)	(364,000)	(371,000)
Accrued retirement and termination benefits	(3,915)	(321,000)
Unrealized gain on available-for-sale securities	(24,537)	(2,012,000)	(1,935,000)
Property, plant and equipment	(14,183)	(1,163,000)	(1,445,000)
Other	(23)	(2,000)	(9,000)
Total gross deferred income tax liabilities	(47,097)	(3,862,000)	(3,760,000)
Net deferred income tax assets	$ 79,220	¥ 6,496,000	¥ 6,584,000

Net Deferred Income Taxes Recorded In Consolidated Balance Sheets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred income taxes:
Current assets	$ 71,927	¥ 5,898,000	¥ 6,039,000
Investments and other assets	10,402	853,000	1,403,000
Current liabilities	(1,524)	(125,000)	(112,000)
Long-term liabilities	(1,585)	(130,000)	(746,000)
Net deferred income tax assets	$ 79,220	¥ 6,496,000	¥ 6,584,000

Net Operating Losses by Expiration Period (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Operating Loss Carryforwards [Line Items]
Within 5 years	$ 1,829	¥ 150,000
6 to 20 years	23,915	1,961,000
Indefinite	13,036	1,069,000
Total	$ 38,780	¥ 3,180,000

Net Periodic Pension Cost of Defined Benefits Plan (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefit earned during the year	$ 16,402	¥ 1,345,000	¥ 1,342,000	¥ 1,282,000
Interest cost on projected benefit obligation	10,159	833,000	864,000	902,000
Expected return on plan assets	(11,756)	(964,000)	(883,000)	(1,114,000)
Amortization of prior service cost	(2,695)	(221,000)	(208,000)	(208,000)
Recognized actuarial loss	5,378	441,000	291,000	180,000
Net periodic pension costs	$ 17,488	¥ 1,434,000	¥ 1,406,000	¥ 1,042,000

Net Actuarial Loss and Amortization of Prior Service Cost Which Will Be Amortized From Accumulated Other Comprehensive Income into Net Periodic Benefit Cost over the Next Fiscal Year (Detail)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 7,012	¥ 575,000
Amortization of prior service cost	$ (2,805)	¥ (230,000)

Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 463,256	¥ 37,987,000	¥ 37,898,000
Service cost	16,402	1,345,000	1,342,000	1,282,000
Interest cost	10,159	833,000	864,000	902,000
Plan amendment	(122)	(10,000)
Actuarial loss (gain)	(317)	(26,000)	113,000
Benefits paid	(29,939)	(2,455,000)	(2,065,000)
Foreign exchange impact	(1,988)	(163,000)	(165,000)
Projected benefit obligation at end of year	457,451	37,511,000	37,987,000	37,898,000
Change in plan assets:
Balance at beginning of year	422,256	34,625,000	33,929,000
Actual return on plan assets	10,415	854,000	161,000
Employer contributions	29,512	2,420,000	2,427,000
Benefits paid	(27,073)	(2,220,000)	(1,876,000)
Foreign exchange impact	(305)	(25,000)	(16,000)
Balance at end of year	434,805	35,654,000	34,625,000	33,929,000
Underfunded status	(22,646)	(1,857,000)	(3,362,000)
Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	166,488	13,652,000	13,999,000
Prior service cost	(21,073)	(1,728,000)	(1,935,000)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	145,415	11,924,000	12,064,000
Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	(1,487)	(122,000)	(234,000)
Non-current liabilities	(36,915)	(3,027,000)	(3,128,000)
Other assets	15,756	1,292,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	$ (22,646)	¥ (1,857,000)	¥ (3,362,000)

RETIREMENT AND TERMINATION BENEFIT PLANS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Overseas USD ($)	Mar. 31, 2012 Overseas JPY (¥)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2010 Overseas JPY (¥)	Mar. 31, 2012 Unfunded Other Postretirement Benefit Plans USD ($)	Mar. 31, 2012 Unfunded Other Postretirement Benefit Plans JPY (¥)	Mar. 31, 2011 Unfunded Other Postretirement Benefit Plans JPY (¥)	Mar. 31, 2012 Equity securities USD ($)	Mar. 31, 2012 Equity securities JPY (¥)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Measurement date of plans	--03-31	--03-31
Pension plan assets, common stock	$ 290,305	¥ 23,805,000	¥ 23,805,000								$ 110	¥ 9,000
Expected contribution of domestic and foreign defined benefit plans	30,268	2,482,000
Defined contribution plan expenses charged to income				2,256	185,000	183,000	188,000
Retirement allowances for Directors and the Statutory Auditors								$ 4,683	¥ 384,000	¥ 384,000

Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 402,622	¥ 33,015,000	¥ 33,547,000

Weighted-average Assumptions used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.30%
Assumed rate of increase in future compensation levels	2.80%	2.80%

Weighted-average Assumptions used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.20%	2.30%	2.50%
Assumed rate of increase in future compensation levels	2.80%	2.80%	2.80%
Expected long-term rate of return on plan assets	2.60%	2.20%	2.90%

Target Allocations by Asset Class (Detail)	12 Months Ended
Mar. 31, 2012
Asset Class:
Equity securities	15.00%
Debt securities	41.00%
Life insurance company general accounts	19.00%
Short-term assets	2.00%
Alternative investments	23.00%
Total	100.00%

Fair Values of Pension Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Equity securities Domestic Securities (Assets) USD ($)	Mar. 31, 2012 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2011 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2012 Equity securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Equity securities Overseas Securities (Assets) USD ($)	Mar. 31, 2012 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2011 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2012 Equity securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Domestic Government bonds USD ($)	Mar. 31, 2012 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2012 Debt securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Overseas Government bonds USD ($)	Mar. 31, 2012 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Short-term assets USD ($)	Mar. 31, 2012 Short-term assets JPY (¥)	Mar. 31, 2011 Short-term assets JPY (¥)	Mar. 31, 2012 Alternative investments Commingled funds USD ($)	Mar. 31, 2012 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2011 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Domestic Securities (Assets) USD ($)	Mar. 31, 2012 Level 1 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2011 Level 1 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Overseas Securities (Assets) USD ($)	Mar. 31, 2012 Level 1 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2011 Level 1 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2012 Level 1 Short-term assets USD ($)	Mar. 31, 2012 Level 1 Short-term assets JPY (¥)	Mar. 31, 2011 Level 1 Short-term assets JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Level 2 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Level 2 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Level 2 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Domestic Government bonds USD ($)	Mar. 31, 2012 Level 2 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Level 2 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Overseas Government bonds USD ($)	Mar. 31, 2012 Level 2 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2012 Level 2 Life insurance company general accounts USD ($)	Mar. 31, 2012 Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Level 2 Short-term assets USD ($)	Mar. 31, 2012 Level 2 Short-term assets JPY (¥)	Mar. 31, 2011 Level 2 Short-term assets JPY (¥)	Mar. 31, 2012 Level 2 Alternative investments Commingled funds USD ($)	Mar. 31, 2012 Level 2 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Alternative investments Commingled funds USD ($)	Mar. 31, 2012 Level 3 Alternative investments Commingled funds JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 434,805	¥ 35,654,000	$ 422,256	¥ 34,625,000	¥ 33,929,000	$ 25,683	¥ 2,106,000	¥ 2,043,000	$ 19,963	¥ 1,637,000	¥ 1,611,000	$ 15,805	¥ 1,296,000	¥ 1,194,000	$ 47,037	¥ 3,857,000	¥ 4,263,000	$ 87,915	¥ 7,209,000	¥ 8,818,000	$ 15,220	¥ 1,248,000	¥ 531,000	$ 74,939	¥ 6,145,000	¥ 5,340,000	$ 6,841	¥ 561,000	¥ 971,000	$ 74,732	¥ 6,128,000	¥ 5,246,000	$ 32,536	¥ 2,668,000	¥ 1,961,000	$ 34,134	¥ 2,799,000	¥ 2,647,000	$ 73,280	¥ 6,009,000	¥ 5,115,000	$ 25,683	¥ 2,106,000	¥ 2,043,000	$ 15,805	¥ 1,296,000	¥ 1,194,000	$ 31,792	¥ 2,607,000	¥ 1,878,000	$ 355,184	¥ 29,125,000	¥ 29,510,000	$ 19,963	¥ 1,637,000	¥ 1,611,000	$ 47,037	¥ 3,857,000	¥ 4,263,000	$ 87,915	¥ 7,209,000	¥ 8,818,000	$ 15,220	¥ 1,248,000	¥ 531,000	$ 74,939	¥ 6,145,000	¥ 5,340,000	$ 6,841	¥ 561,000	¥ 971,000	$ 74,732	¥ 6,128,000	¥ 5,246,000	$ 744	¥ 61,000	¥ 83,000	$ 27,793	¥ 2,279,000	¥ 2,647,000	$ 6,341	¥ 520,000	$ 6,341	¥ 520,000

Changes in Level Three Plan Assets Measured at Fair Value (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 434,805	¥ 35,654,000	$ 422,256	¥ 34,625,000	¥ 33,929,000
Actual return on plan assets relating to assets held at year end						244	20,000
Purchases						6,097	500,000
Balance at end of year	$ 434,805	¥ 35,654,000	$ 422,256	¥ 34,625,000	¥ 33,929,000	$ 6,341	¥ 520,000

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 43,854	¥ 3,596,000	¥ 3,659,000
Accumulated benefit obligation	43,000	3,526,000	3,627,000
Fair value of plan assets	5,451	447,000	432,000
Accumulated benefit obligation in excess of plan assets	$ 37,549	¥ 3,079,000	¥ 3,195,000

Expected Benefit Payments in Each of the Next Five Fiscal years and Thereafter (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 2,004
2014	1,785
2015	1,779
2016	1,760
2017	1,389
2018-2022	9,375
Total	¥ 18,092

Short-Term Borrowings (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Short-term Debt [Line Items]
Bank borrowings	$ 28,476	¥ 2,335,000	¥ 338,000
Current maturities of long-term indebtedness	195	16,000	530,000
Total	$ 28,671	¥ 2,351,000	¥ 868,000

SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Weighted average interest rate on short term bank borrowings	13.70%	13.70%	2.00%
Borrowing capacity currently available under the credit facility	$ 186,341	¥ 15,280,000	¥ 14,588,000

Long-term Indebtedness (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Disclosure [Line Items]
1.9% (weighted average rate) unsecured loans from banks, due 2012			¥ 500,000,000
Capital lease obligations (see Note 3 (g))	341,000	28,000,000	49,000,000
Less- Current maturities included in short-term borrowings	(195,000)	(16,000,000)	(530,000,000)
Total	$ 146,000	¥ 12,000,000	¥ 19,000,000

Long-term Indebtedness (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Unsecured loans from banks, weighted average rate	1.90%	1.90%
Unsecured loans from banks, due period	2012	2012

Aggregate Annual Maturities of Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Disclosure [Line Items]
2013	¥ 16
2014	7
2015	3
2016	1
2017	1
2018 and after
Total	¥ 28

SHAREHOLDERS' EQUITY - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Maximum	Jun. 26, 2012 Dividend Declared USD ($)	Jun. 26, 2012 Dividend Declared JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from retained earnings appropriated as capital reserve or earned reserve	10.00%
Percentage of total amount of reserve to capital stock					25.00%
Cash dividend declared	¥ 9,242,000	¥ 7,299,000	¥ 9,152,000			$ 94,366	¥ 7,738,000
Retained earnings available for dividends distribution	¥ 131,316,000			$ 1,601

Accumulated Other Comprehensive Loss (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Foreign currency translation adjustment:
Beginning balance					$ (610,256)	¥ (50,041,000)	¥ (38,492,000)	¥ (35,561,000)
Adjustments to for the year	(4,952,000)	(11,716,000)	(3,018,000)		(58,610)	(4,806,000)	(11,549,000)	(2,931,000)
Ending balance					(668,866)	(54,847,000)	(50,041,000)	(38,492,000)
Unrealized holding gains on available-for-sale securities:
Beginning balance					29,415	2,412,000	3,250,000	820,000
Adjustments to for the year					5,939	487,000	(838,000)	2,430,000
Ending balance					35,354	2,899,000	2,412,000	3,250,000
Pension liability adjustment:
Beginning balance					(87,744)	(7,195,000)	(6,790,000)	(7,720,000)
Adjustments to for the year	77,000	(405,000)	930,000		939	77,000	(405,000)	930,000
Ending balance					(86,805)	(7,118,000)	(7,195,000)	(6,790,000)
Total other accumulated comprehensive loss:
Beginning balance	(54,824,000)			(720,317)	(668,585)	(54,824,000)	(42,032,000)	(42,461,000)
Adjustments to for the year					(51,732)	(4,242,000)	(12,792,000)	429,000
Ending balance	¥ (59,066,000)	¥ (54,824,000)		$ (720,317)	$ (720,317)	¥ (59,066,000)	¥ (54,824,000)	¥ (42,032,000)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Pretax amount
Foreign currency translation adjustment					$ (59,207)	¥ (4,855,000)	¥ (11,570,000)	¥ (2,926,000)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains (losses) arising during the year					(549)	(45,000)	(1,272,000)	4,343,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					7,951	652,000	(132,000)	(274,000)
Net unrealized gains (losses)					7,402	607,000	(1,404,000)	4,069,000
Pension liability adjustment:
Unrealized gains (losses) arising during the year					(988)	(81,000)	(776,000)	1,622,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					2,683	220,000	83,000	(19,000)
Net unrealized gains (losses)					1,695	139,000	(693,000)	1,603,000
Other comprehensive income (losses)					(50,110)	(4,109,000)	(13,667,000)	2,746,000
Tax benefit (expense)
Foreign currency translation adjustment	(597)	(49,000)	(21,000)	5,000	597	49,000	21,000	(5,000)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains (losses) arising during the year					1,744	143,000	513,000	(1,750,000)
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					(3,207)	(263,000)	53,000	111,000
Net unrealized gains (losses)	1,463	120,000	(566,000)	1,639,000	(1,463)	(120,000)	566,000	(1,639,000)
Pension liability adjustment:
Unrealized gains (losses) arising during the year					329	27,000	321,000	(682,000)
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					(1,085)	(89,000)	(33,000)	9,000
Net unrealized gains (losses)	756	62,000	(288,000)	673,000	(756)	(62,000)	288,000	(673,000)
Other comprehensive income (losses)					(1,622)	(133,000)	875,000	(2,317,000)
Net of tax amount
Foreign currency translation adjustment		(4,952,000)	(11,716,000)	(3,018,000)	(58,610)	(4,806,000)	(11,549,000)	(2,931,000)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains (losses) arising during the year		487,000	(838,000)	2,430,000	1,195	98,000	(759,000)	2,593,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					4,744	389,000	(79,000)	(163,000)
Net unrealized gains (losses)					5,939	487,000	(838,000)	2,430,000
Pension liability adjustment:
Unrealized gains (losses) arising during the year					(659)	(54,000)	(455,000)	940,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					1,598	131,000	50,000	(10,000)
Net unrealized gains (losses)		77,000	(405,000)	930,000	939	77,000	(405,000)	930,000
Other comprehensive income (losses)					$ (51,732)	¥ (4,242,000)	¥ (12,792,000)	¥ 429,000

Basic Earnings Per Share Computations (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available to common share-holders- Basic	$ 396,305	¥ 32,497,000	¥ 29,905,000	¥ 22,258,000
Weighted average common shares outstanding- Basic	137,244,683	137,244,683	137,759,272	137,762,051
Earnings per share: Basic	$ 2.89	¥ 236.8	¥ 217.1	¥ 161.6

COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contingent liability as guarantor for housing and education loans to employees	$ 37	¥ 3,000
Purchase obligations, mainly for raw materials	97,232	7,973,000
Operating lease agreements rental payments	$ 29,354	¥ 2,407,000	¥ 2,103,000	¥ 2,264,000

Minimum Rental Payments Required Under Noncancelable Operating Lease Agreements (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	¥ 811
2014	726
2015	515
2016	318
2017	233
2018 and after	135
Total	¥ 2,738

Summary of Change In Accrued Product Warranty Cost (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Warranty Liability [Line Items]
Balance at beginning of year	$ 24,573	¥ 2,015,000	¥ 1,835,000	¥ 1,677,000
Addition	18,073	1,482,000	1,601,000	1,484,000
Utilization	(17,122)	(1,404,000)	(1,344,000)	(1,373,000)
Foreign exchange impact	(744)	(61,000)	(77,000)	47,000
Balance at end of year	$ 24,780	¥ 2,032,000	¥ 2,015,000	¥ 1,835,000

Placement in Fair Value Hierarchy of Makita's Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Thousands, unless otherwise specified	Mar. 31, 2012 Level 1 Investments in trusts USD ($)	Mar. 31, 2012 Level 1 Investments in trusts JPY (¥)	Mar. 31, 2011 Level 1 Investments in trusts JPY (¥)	Mar. 31, 2012 Level 1 Short-term marketable securities USD ($)	Mar. 31, 2012 Level 1 Short-term marketable securities JPY (¥)	Mar. 31, 2011 Level 1 Short-term marketable securities JPY (¥)	Mar. 31, 2012 Level 1 Long-term marketable securities USD ($)	Mar. 31, 2012 Level 1 Long-term marketable securities JPY (¥)	Mar. 31, 2011 Level 1 Long-term marketable securities JPY (¥)	Mar. 31, 2012 Level 2 Corporate debt securities USD ($)	Mar. 31, 2012 Level 2 Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 2 Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 2 Investments in trusts USD ($)	Mar. 31, 2012 Level 2 Investments in trusts JPY (¥)	Mar. 31, 2011 Level 2 Investments in trusts JPY (¥)	Mar. 31, 2012 Level 2 MMF and FFF USD ($)	Mar. 31, 2012 Level 2 MMF and FFF JPY (¥)	Mar. 31, 2011 Level 2 MMF and FFF JPY (¥)	Mar. 31, 2012 Level 2 Derivatives USD ($)	Mar. 31, 2012 Level 2 Derivatives JPY (¥)	Mar. 31, 2011 Level 2 Derivatives JPY (¥)
Assets:
Assets	$ 68,244	¥ 5,596,000	¥ 4,156,000	$ 10,585	¥ 868,000	¥ 948,000	$ 144,841	¥ 11,877,000	¥ 11,800,000	$ 7,207	¥ 591,000	¥ 591,000	$ 11,171	¥ 916,000	¥ 1,039,000	$ 162,634	¥ 13,336,000	¥ 26,720,000	$ 1,573	¥ 129,000	¥ 45,000
Liabilities:
Liabilities																			$ (3,427)	¥ (281,000)	¥ (433,000)

FAIR VALUE MEASUREMENTS - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Japan Gardening Equipments, Household and Other Products USD ($)	Mar. 31, 2012 Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2011 Europe Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Japan JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Japan Gardening Equipments, Household and Other Products USD ($)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Nonrecurring Europe Gardening Equipments, Household and Other Products JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets impairment loss	$ 2,610,000	¥ 214,000,000	¥ 262,000,000	¥ 1,605,000,000	$ 2,610,000	¥ 214,000,000	¥ 1,605,000,000	$ 2,610,000	¥ 214,000,000	¥ 354,000,000	¥ 262,000,000	¥ 262,000,000			$ 2,610,000	¥ 214,000,000	¥ 354,000,000	¥ 262,000,000
Impairment loss on goodwill							1,251,000,000						1,251,000,000	1,251,000,000
Long-lived assets												¥ 0						¥ 0

Placement in Fair Value Hierarchy of Makita's Assets Measured at Fair Value on a Non-Recurring Basis (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Level 1 JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 USD ($)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 JPY (¥)	Mar. 31, 2010 Fair Value, Measurements, Nonrecurring Level 3 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets									$ 32,073,000	¥ 2,630,000,000	¥ 2,762,000,000
Goodwill
Impairment loss on long-lived assets				2,610,000	214,000,000	354,000,000
Impairment loss on goodwill						¥ 1,251,000,000

Derivative Instruments (Detail) (Not Designated as Hedging Instrument) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts Other current assets USD ($)	Mar. 31, 2012 Foreign currency contracts Other current assets JPY (¥)	Mar. 31, 2011 Foreign currency contracts Other current assets JPY (¥)	Mar. 31, 2012 Foreign currency contracts Other current liabilities USD ($)	Mar. 31, 2012 Foreign currency contracts Other current liabilities JPY (¥)	Mar. 31, 2011 Foreign currency contracts Other current liabilities JPY (¥)
Assets
Derivative Assets	$ 1,573	¥ 129,000	¥ 45,000	$ 1,573	¥ 129,000	¥ 45,000
Liabilities
Derivative Liabilities	$ (3,427)	¥ (281,000)	¥ (433,000)				$ (3,427)	¥ (281,000)	¥ (433,000)

Amount of Gain or (Loss) Recognized In Income on Derivative (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2010 Foreign currency contracts JPY (¥)	Mar. 31, 2010 Currency swaps JPY (¥)	Mar. 31, 2011 Currency option contracts JPY (¥)	Mar. 31, 2010 Currency option contracts JPY (¥)
Derivative [Line Items]
Amount of gain (loss) recognized in income on derivative	$ 2,878	¥ 236,000	¥ (108,000)	¥ 889,000	$ 2,878	¥ 236,000	¥ (112,000)	¥ 565,000	¥ 321,000	¥ 4,000	¥ 3,000

Total Gross Notional Amounts for Outstanding Derivatives (Recorded At Fair Value) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)
Derivative [Line Items]
Notional amount	$ 334,756	¥ 27,450,000	¥ 22,836,000	$ 334,756	¥ 27,450,000	¥ 22,836,000

Notional Amounts for Foreign Currency Contracts, Foreign Currency Swaps and Currency Option Contracts, Presented By Currency (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 U.S. Dollars USD ($)	Mar. 31, 2012 U.S. Dollars JPY (¥)	Mar. 31, 2011 U.S. Dollars JPY (¥)	Mar. 31, 2012 Euro USD ($)	Mar. 31, 2012 Euro JPY (¥)	Mar. 31, 2011 Euro JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Derivative [Line Items]
Notional amount	$ 334,756	¥ 27,450,000	¥ 22,836,000	$ 224,939	¥ 18,445,000	¥ 15,533,000	$ 84,549	¥ 6,933,000	¥ 5,254,000	$ 25,268	¥ 2,072,000	¥ 2,049,000

FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-marketable securities	$ 4,719	¥ 387,000	¥ 399,000

Estimated Fair Value of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Carrying amount Levels 1 or 2 USD ($)	Mar. 31, 2012 Carrying amount Levels 1 or 2 JPY (¥)	Mar. 31, 2011 Carrying amount Levels 1 or 2 JPY (¥)	Mar. 31, 2012 Carrying amount Level 2 USD ($)	Mar. 31, 2012 Carrying amount Level 2 JPY (¥)	Mar. 31, 2011 Carrying amount Level 2 JPY (¥)	Mar. 31, 2012 Fair value Levels 1 or 2 USD ($)	Mar. 31, 2012 Fair value Levels 1 or 2 JPY (¥)	Mar. 31, 2011 Fair value Levels 1 or 2 JPY (¥)	Mar. 31, 2012 Fair value Level 2 USD ($)	Mar. 31, 2012 Fair value Level 2 JPY (¥)	Mar. 31, 2011 Fair value Level 2 JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments (see Note 16)	$ 306,402	¥ 25,125,000	¥ 33,555,000				$ 306,365	¥ 25,122,000	¥ 33,555,000
Investments (see Note 16)	228,866	18,767,000	16,670,000				228,829	18,764,000	16,630,000
Long-term time deposits				183	15,000	11,000				183	15,000	11,000
Long-term indebtedness including current maturities				(341)	(28,000)	(549,000)				(341)	(28,000)	(550,000)
Assets (see Note 16)				1,573	129,000	45,000				1,573	129,000	45,000
Liabilities (see Note 16)				$ (3,427)	¥ (281,000)	¥ (433,000)				$ (3,427)	¥ (281,000)	¥ (433,000)

Segment Products and Services (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 North America USD ($)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other regions USD ($)	Mar. 31, 2012 Other regions JPY (¥)	Mar. 31, 2011 Other regions JPY (¥)	Mar. 31, 2010 Other regions JPY (¥)	Mar. 31, 2012 Total Segment USD ($)	Mar. 31, 2012 Total Segment JPY (¥)	Mar. 31, 2011 Total Segment JPY (¥)	Mar. 31, 2010 Total Segment JPY (¥)	Mar. 31, 2012 Corporate and Eliminations USD ($)	Mar. 31, 2012 Corporate and Eliminations JPY (¥)	Mar. 31, 2011 Corporate and Eliminations JPY (¥)	Mar. 31, 2010 Corporate and Eliminations JPY (¥)
Segment Reporting Information [Line Items]
External customers	$ 3,606,232		¥ 295,711,000		¥ 272,630,000		¥ 245,823,000		$ 871,939	¥ 71,499,000	¥ 62,194,000	¥ 55,767,000	$ 1,506,549	¥ 123,537,000	¥ 115,554,000	¥ 109,484,000	$ 464,305	¥ 38,073,000	¥ 37,573,000	¥ 34,547,000	$ 157,159	¥ 12,887,000	¥ 12,365,000	¥ 9,007,000	$ 606,280	¥ 49,715,000	¥ 44,944,000	¥ 37,018,000	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000
Inter-segment									660,768	54,183,000	51,230,000	33,309,000	49,927	4,094,000	3,171,000	2,809,000	38,354	3,145,000	2,979,000	1,847,000	1,320,585	108,288,000	101,216,000	57,820,000	4,281	351,000	116,000	98,000	2,073,915	170,061,000	158,712,000	95,883,000	(2,073,915)	(170,061,000)	(158,712,000)	(95,883,000)
Total	3,606,232		295,711,000		272,630,000		245,823,000		1,532,707	125,682,000	113,424,000	89,076,000	1,556,476	127,631,000	118,725,000	112,293,000	502,659	41,218,000	40,552,000	36,394,000	1,477,744	121,175,000	113,581,000	66,827,000	610,561	50,066,000	45,060,000	37,116,000	5,680,147	465,772,000	431,342,000	341,706,000	(2,073,915)	(170,061,000)	(158,712,000)	(95,883,000)
Operating expenses	3,014,573		247,195,000		230,721,000		215,433,000		1,342,512	110,086,000	102,905,000	89,719,000	1,386,903	113,726,000	105,361,000	99,418,000	474,647	38,921,000	38,698,000	36,034,000	1,346,293	110,396,000	100,575,000	57,947,000	531,877	43,614,000	38,646,000	34,942,000	5,082,232	416,743,000	386,185,000	318,060,000	(2,067,659)	(169,548,000)	(155,464,000)	(102,627,000)
Segment income	591,659		48,516,000		41,909,000		30,390,000		190,195	15,596,000	10,519,000	(643,000)	169,573	13,905,000	13,364,000	12,875,000	28,012	2,297,000	1,854,000	360,000	131,451	10,779,000	13,006,000	8,880,000	78,684	6,452,000	6,414,000	2,174,000	597,915	49,029,000	45,157,000	23,646,000	(6,256)	(513,000)	(3,248,000)	6,744,000
Other income (expense), net	(18,939)		(1,553,000)		821,000		3,128,000
Income before income taxes	572,720		46,963,000		42,730,000		33,518,000
Long-lived assets	948,024		77,738,000		72,038,000		73,200,000		484,939	39,765,000	39,400,000	41,214,000	187,890	15,407,000	15,630,000	14,887,000	23,146	1,898,000	1,732,000	1,983,000	205,451	16,847,000	11,210,000	10,732,000	48,245	3,956,000	4,166,000	4,543,000	949,671	77,873,000	72,138,000	73,359,000	(1,647)	(135,000)	(100,000)	(159,000)
Segment assets	4,673,854		383,256,000		372,507,000		349,839,000		2,885,610	236,620,000	236,821,000	232,226,000	1,481,732	121,502,000	123,140,000	110,009,000	377,634	30,966,000	30,539,000	30,281,000	1,010,476	82,859,000	72,264,000	58,148,000	642,036	52,647,000	47,145,000	39,229,000	6,397,488	524,594,000	509,909,000	469,893,000	(1,723,634)	(141,338,000)	(137,402,000)	(120,054,000)
Capital expenditures	164,402		13,481,000		9,742,000		10,837,000		48,671	3,991,000	2,781,000	3,800,000	26,610	2,182,000	3,718,000	4,817,000	6,000	492,000	214,000	198,000	80,354	6,589,000	2,878,000	1,541,000	3,902	320,000	235,000	543,000	165,537	13,574,000	9,826,000	10,899,000	(1,135)	(93,000)	(84,000)	(62,000)
Write-down of inventories	23,927		1,962,000		709,000		195,000		171	14,000		87,000	16,171	1,326,000	308,000		415	34,000	4,000		146	12,000	83,000	45,000	7,024	576,000	314,000	63,000	23,927	1,962,000	709,000	195,000
Depreciation and amortization	88,256		7,237,000		7,557,000		8,308,000		46,232	3,791,000	4,225,000	4,693,000	15,171	1,244,000	1,226,000	1,351,000	4,463	366,000	355,000	431,000	18,122	1,486,000	1,432,000	1,497,000	4,951	406,000	377,000	397,000	88,939	7,293,000	7,615,000	8,369,000	(683)	(56,000)	(58,000)	(61,000)
Impairment loss	2,610		214,000		262,000		1,605,000		2,610	214,000		1,605,000			262,000														2,610	214,000	262,000	1,605,000
Government Grants	$ 11,634	[1]	¥ 954,000	[1]	¥ 1,327,000	[1]	¥ 339,000	[1]																	$ 11,634	¥ 954,000	¥ 1,327,000	¥ 339,000	$ 11,634	¥ 954,000	¥ 1,327,000	¥ 339,000

[1]	Government Grants are related to value added tax incentives granted by Parana state in Brazil.

Current Revenues from External Customers by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 U.S.A. USD ($)	Mar. 31, 2012 U.S.A. JPY (¥)	Mar. 31, 2011 U.S.A. JPY (¥)	Mar. 31, 2010 U.S.A. JPY (¥)	Mar. 31, 2012 North America (excluding U.S.A) USD ($)	Mar. 31, 2012 North America (excluding U.S.A) JPY (¥)	Mar. 31, 2011 North America (excluding U.S.A) JPY (¥)	Mar. 31, 2010 North America (excluding U.S.A) JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other regions USD ($)	Mar. 31, 2012 Other regions JPY (¥)	Mar. 31, 2011 Other regions JPY (¥)	Mar. 31, 2010 Other regions JPY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000	$ 648,476	¥ 53,175,000	¥ 46,065,000	¥ 42,697,000	$ 1,503,061	¥ 123,251,000	¥ 115,977,000	¥ 109,106,000	$ 349,512	¥ 28,660,000	¥ 27,691,000	¥ 26,292,000	$ 107,500	¥ 8,815,000	¥ 9,420,000	¥ 8,217,000	$ 317,232	¥ 26,013,000	¥ 23,073,000	¥ 18,373,000	$ 680,451	¥ 55,797,000	¥ 50,404,000	¥ 41,138,000
Percentage of Net Sales	100.00%	100.00%	100.00%	100.00%	18.00%	18.00%	16.90%	17.40%	41.70%	41.70%	42.50%	44.40%	9.70%	9.70%	10.20%	10.70%	3.00%	3.00%	3.40%	3.30%	8.80%	8.80%	8.50%	7.50%	18.80%	18.80%	18.50%	16.70%

Consolidated Net Sales by Product Categories (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Power Tools USD ($)	Mar. 31, 2012 Power Tools JPY (¥)	Mar. 31, 2011 Power Tools JPY (¥)	Mar. 31, 2010 Power Tools JPY (¥)	Mar. 31, 2012 Gardening Equipments, Household and Other Products USD ($)	Mar. 31, 2012 Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2011 Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2012 Parts, Repairs and Accessories USD ($)	Mar. 31, 2012 Parts, Repairs and Accessories JPY (¥)	Mar. 31, 2011 Parts, Repairs and Accessories JPY (¥)	Mar. 31, 2010 Parts, Repairs and Accessories JPY (¥)
Revenue from External Customer [Line Items]
NET SALES	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000	$ 2,600,903	¥ 213,274,000	¥ 195,952,000	¥ 173,998,000	$ 485,695	¥ 39,827,000	¥ 37,145,000	¥ 34,145,000	$ 519,634	¥ 42,610,000	¥ 39,533,000	¥ 37,680,000
Percentage of net sales	100.00%	100.00%	100.00%	100.00%	72.10%	72.10%	71.90%	70.80%	13.50%	13.50%	13.60%	13.90%	14.40%	14.40%	14.50%	15.30%

RELATED PARTY TRANSACTIONS - Additional Information (Detail) (Director) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Maruwa Co Ltd USD ($)	Mar. 31, 2012 Maruwa Co Ltd JPY (¥)	Mar. 31, 2011 Maruwa Co Ltd JPY (¥)	Mar. 31, 2010 Maruwa Co Ltd JPY (¥)	Mar. 31, 2012 Toa Co Ltd USD ($)	Mar. 31, 2012 Toa Co Ltd JPY (¥)	Mar. 31, 2011 Toa Co Ltd JPY (¥)	Mar. 31, 2010 Toa Co Ltd JPY (¥)	Mar. 31, 2012 Jtekt Corporation USD ($)	Mar. 31, 2012 Jtekt Corporation JPY (¥)	Mar. 31, 2011 Jtekt Corporation JPY (¥)	Mar. 31, 2010 Jtekt Corporation JPY (¥)
Related Party Transaction [Line Items]
Advertising expenses	$ 24	¥ 2,000	¥ 2,000	¥ 2,000
Purchases of raw materials and production equipment					915	75,000	53,000	28,000	7,720	633,000	470,000	311,000
Accounts Payable					$ 24	¥ 2,000	¥ 11,000	¥ 2,000	$ 537	¥ 44,000	¥ 57,000	¥ 24,000

Amounts Included in Selling, General, Administrative and Others, Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Supplementary Information [Line Items]
Research and Development Costs	$ 92,720		¥ 7,603,000		¥ 7,283,000		¥ 6,782,000
Advertising Costs	57,476		4,713,000		4,462,000		4,203,000
Shipping and Handling Costs	75,366		6,180,000		5,770,000		5,492,000
Government Grants	$ (11,634)	[1]	¥ (954,000)	[1]	¥ (1,327,000)	[1]	¥ (339,000)	[1]

[1]	Government Grants are related to value added tax incentives granted by Parana state in Brazil.

Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for doubtful receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 935	¥ 1,010	¥ 1,129
Additions Charged to costs and expenses	131	223	152
Deductions	(269)	(235)	(289)
Translation adjustments	(44)	(63)	18
Balance at end of year	753	935	1,010
Deferred income tax assets valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	1,640	2,021	329
Additions Charged to costs and expenses	40	621	1,704
Deductions	(1,085)	(1,010)	(15)
Translation adjustments	(38)	8	3
Balance at end of year	557	1,640	2,021
Volume-based rebates
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	3,803	3,013	3,064
Additions Charged to other accounts	10,223	8,736	7,738
Deductions	(9,770)	(7,835)	(7,672)
Translation adjustments	(113)	(111)	(117)
Balance at end of year	4,143	3,803	3,013
Cooperative advertisings
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	413	356	189
Additions Charged to other accounts	2,269	2,296	1,704
Deductions	(2,252)	(2,209)	(1,544)
Translation adjustments	(14)	(30)	7
Balance at end of year	416	413	356
Cash discounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	344	487	340
Additions Charged to other accounts	5,310	5,069	4,420
Deductions	(5,170)	(5,184)	(4,281)
Translation adjustments	(2)	(28)	8
Balance at end of year	¥ 482	¥ 344	¥ 487